As filed with the Commission on January 28, 2005

                                                      1933 Act File No. 33-45973
                                                      1940 Act File No. 811-6576

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 54                        X

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 55                                X

                            SCUDDER ADVISOR FUNDS III
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)

                                 (410) 895-5000
                         (Registrant's Telephone Number)

                             Daniel O. Hirsch, Esq.
                                One South Street
                            Baltimore, Maryland 21202
                     (Name and Address of Agent for Service)

                                   Copies to:
                             Burton M. Leibert, Esq.
                          Willkie Farr & Gallagher LLP
                                 787 Seventh Ave
                            New York, New York 10019

It is proposed that this filing will become effective (check appropriate box):

/___/   Immediately upon filing pursuant to paragraph (b)
/ X /   On February 1, 2005 pursuant to paragraph (b)
/___/   60 days after filing pursuant to paragraph (a)(1)
/___/   On ___________ pursuant to paragraph (a)(1)
/___/   75 days after filing pursuant to paragraph (a)(2)
/___/   On ___________ pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
/___/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                     SCUDDER
                                                                     INVESTMENTS


                            Investment Class

Prospectus


--------------------------------------------------------------------------------
                            February 1, 2005
--------------------------------------------------------------------------------

                            Scudder PreservationPlus Fund

                            The fund is designed exclusively for participant-directed employee benefit plans.










As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------











Contents
--------------------------------------------------------------------------------

How the Fund Works                             How to Invest in the Fund


  4  Changes to the Fund                       17  Buying and Selling Investment
                                                   Class Shares
  4  The Fund's Main Investment
     Strategy                                  18  Policies You Should Know
                                                   About
  5  The Main Risks of Investing
     in the Fund                               23  Understanding Distributions
                                                   and Taxes
  7  The Fund's Performance
     History

  9  How Much Investors Pay

 10  Other Policies and Secondary
     Risks

 11  Who Manages and Oversees
     the Fund

 15  Financial Highlights

How the Fund Works

On the next few pages, you'll find information about the fund's investment goal, the main strategies it uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in a fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                                            |  Investment Class

                                             ticker symbol  |  BTPSX

                                             fund number    |  823

  Scudder PreservationPlus Fund
--------------------------------------------------------------------------------


Changes to the Fund

Cessation of Operations. The Board of Trustees of Scudder PreservationPlus Fund (the "fund") and of PreservationPlus Portfolio (the "Portfolio"), the "master fund" in which the fund invests substantially all of its assets, has approved the cessation of operations of the fund and the Portfolio, effective on or about March 17, 2005 (the "Closing Date"). In conjunction with approving the cessation of operations of the fund, the Board further approved (1) closing the fund to new plan investors effective as of the close of business on October 18, 2004,
(2) closing the fund to all investments, except dividend reinvestments, effective as of the close of business on February 15, 2005, and (3) changes to the fund's investment policies and strategies.

The fund will redeem involuntarily the shares of any fund shareholder outstanding on the Closing Date. Shareholders may redeem their shares prior to the Closing Date. Shareholders who elect to redeem their shares prior to the Closing Date will receive the net asset value per share next computed after the receipt of their redemption request for all shares they own. Shareholders whose shares are redeemed involuntarily by the fund on the Closing Date will receive the net asset value computed on that date for all shares they own. The redemption of shares will not be a taxable event for the fund's employee benefit plan shareholders.


The Fund's Main Investment Strategy


The fund seeks a high level of current income while seeking to maintain a stable value per share. The fund invests for current income; capital appreciation is not a goal of the fund. While we give priority to earning income and maintaining the value of the fund's principal, we cannot offer any assurance of achieving this goal.

Until the Closing Date the fund seeks to maintain the value of its principal by following a defensive strategy under which it invests all of its assets in short-term investments, including US government securities, agencies, commercial paper, asset-backed securities, mortgage-backed securities, certificates of deposit and money market mutual funds. These short-term investments will be rated, at the time of purchase, within one of the top two short-term rating categories by a nationally recognized statistical rating organization, or if unrated, will be determined by the advisor to be of similar quality. The fund does not use derivatives or other investment strategies that are inconsistent with its defensive strategy. As a result of the change in strategy, the income dividends paid by the fund until the Closing Date can be expected to be lower than those previously paid by the fund. The fund may not achieve its investment objective of high current income while it is following a defensive strategy.

The fund will waive all redemption fees that might otherwise be payable on a redemption of its shares.

The fund offers shares only to participant-directed employee benefit plans that are currently shareholders of the fund until February 15, 2005, when it will cease to accept new investments.


The Main Risks of Investing in the Fund


There are several risk factors that could reduce the yield you receive from the fund, cause you to lose money or cause the fund's performance to trail that of other investments.


Interest Rate Risk. All debt securities face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise (and increase in value when interest rates fall).

Credit Risk. An investor purchasing a fixed income security faces the risk that the value of the security may decline because the creditworthiness of the issuer may decline or the issuer may fail to make timely payment of interest or principal.


Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions, which could have an impact on the fund's fixed income investments.

Security Selection Risk. While the fund invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities we have selected will not perform as expected. This could cause the fund's returns to lag behind those of money market funds.

Liquidity Risk. Liquidity risk is the risk that a security cannot be sold quickly at a price that reflects our estimate of its value. The fund limits its investments in illiquid securities to 15% of net assets.


Pricing Risk. When price quotations for securities are not readily available, we determine their value by the method that most accurately reflects their current worth under procedures adopted by the Board of Trustees. This procedure implies an unavoidable risk, the risk that our prices are higher or lower than the prices that the securities might actually command if we sold them. If we have valued the securities too highly, you may end up paying too much for fund shares when you buy. If we underestimate their price, you may not receive the full market value for your fund shares when you sell.

The Fund's Performance History


While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart shows how performance for the fund's Investment Class shares has varied from year to year, which may give some idea of risk. The table on the following page shows how fund performance compares with two broad-based market indices and a custom benchmark. The performance of both the fund and the indices varies over time. All figures assume reinvestment of dividends and distributions.

As of December 31, 2004, the fund's 30-day yield was 1.76%.

The 30-day yield is a measure of the income generated by the fund over a 30-day period. This amount is then annualized, which means that we assume the fund generates the same income every month for a year. The "total return" of the fund is the change in the value of an investment in the fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the fund over a given period.

Investors should note that the fund's performance before November 17, 2004 was obtained while the fund had different investment strategies, fees and expenses.

The return for the year 2004 includes the effect of the conversion of the fund from a stable value fund to a short-term bond fund and, in the absence of such conversion, the return would have been lower.


Scudder PreservationPlus Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year               Investment Class
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:



1999      5.24
2001      5.73
2002      5.33
2003      5.40
2004      4.68
2005      3.83


For the periods included in the bar chart:


Best Quarter: 1.47%, Q3 2000              Worst Quarter: 0.78%, Q3 2004

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2004
--------------------------------------------------------------------------------

                                         1 Year      5 Years    Since Inception*
--------------------------------------------------------------------------------
Investment Class
--------------------------------------------------------------------------------
  Return before Taxes                     3.83         4.99           5.05
--------------------------------------------------------------------------------
  Return after Taxes on Distributions     2.65         3.12           3.13
--------------------------------------------------------------------------------
  Return after Taxes on
  Distributions and Redemptions           2.56         3.11           3.12
--------------------------------------------------------------------------------
  Index (reflects no deductions for
  fees, expenses or taxes) Lehman
  1-3 Year Government/credit Index        1.30         5.41           4.96
--------------------------------------------------------------------------------

Index: The Lehman 1-3 Year Government/Credit Index is a widely accepted benchmark of short-term fixed income securities. It is a total return index consisting of US Government agency securities, US Government Treasury securities and investment grade corporate debt securities with maturities of one to three years.

*    Since 9/23/1998. Index comparison begins 9/30/1998.

Total returns from inception through 2004 would have been lower if operating expenses hadn't been reduced.


--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance, call your financial advisor or (800) 621-1048 or visit our Web site at www.scudder.com.

How Much Investors Pay


This table describes the fees and expenses that you may pay if you buy and hold fund shares. See "Buying and Selling Investment Class Shares" for more information.

Investment Class shares are subject to shareholder servicing fees in a maximum amount of 0.25% of the average daily net assets of the shares. The shareholder services provided in exchange for these fees may include establishing and maintaining shareholder and plan participant accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering investor/shareholder's inquiries regarding the fund and/or its classes, providing periodic statements showing the investor/ shareholder's account balance and those of plan participants, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating executed proxies and obtaining such other information and performing such other services as may reasonably be required.


--------------------------------------------------------------------------------
Fee Table^1
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------

Maximum Sales Charge Imposed on Purchases                                None
--------------------------------------------------------------------------------
Maximum Redemption Fee (as a percentage of amount redeemed,  as          None
applicable)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------

Management Fees                                                          0.35%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                None
--------------------------------------------------------------------------------
Other Expenses^2 (including a shareholder servicing fee of up to         0.65
0.25%)
--------------------------------------------------------------------------------
Total Fund Operating Expenses^3                                          1.00
--------------------------------------------------------------------------------

^1 Information on the annual operating expenses reflects the expenses of both the fund and the PreservationPlus Portfolio, the master portfolio in which PreservationPlus Fund invests all of its assets. (A further discussion of the relationship between the fund and the master portfolio appears in "Who Manages and Oversees the Fund" later in this prospectus.)

^2 Restated to reflect the discontinuation of annual premium rates no longer paid for Wrapper Agreements.

^3 The investment advisor and administrator have voluntarily agreed to waive their fees and reimburse expenses so that total operating expenses will not exceed 0.65%. These voluntary waivers and reimbursements may be terminated or adjusted at any time without notice to shareholders.


Based on the costs above, this example helps you compare the expenses of the fund's Investment Class shares to those of other mutual funds. This example assumes the expenses above remain the same.

It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses may be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Investment Class            $102           $318           $552         $1,225
--------------------------------------------------------------------------------

Other Policies and Secondary Risks


While the sections on the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:


o The fund may trade securities actively. This could raise transaction costs (thus lowering return).

o The fund's objectives are not fundamental policies. We must notify shareholders before we change them, but we do not require their approval to do so.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).


The fund's complete portfolio holdings as of the end of each calendar month are posted on www.scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until a fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.scudder.com information is current (expected to be at least three months). The fund's Statement of Additional Information includes a description of the policies and procedures with respect to the disclosure of the fund's portfolio holdings.


Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Fund

The fund is a "feeder fund" that invests substantially all of its assets in the PreservationPlus Portfolio. The fund and the Portfolio have the same investment objective. The Portfolio accepts investments from other feeder funds. Each feeder fund bears the Portfolio's expenses in proportion to its assets. Each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This arrangement allows the fund's Directors to withdraw the fund's assets from the Portfolio if they believe doing so is in the shareholders' best interests. If the Directors withdraw the fund's assets, they would then consider whether the fund should hire its own investment advisor, invest in a different master portfolio, or take other action.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc. ("DeAM, Inc."), Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

The investment advisor

DeAM, Inc. is the investment advisor for PreservationPlus Portfolio in which the fund invests all of its assets. Under the supervision of the Board of Trustees, DeAM, Inc., with headquarters at 345 Park Avenue, New York, NY 10154, makes the fund's investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. DeAM, Inc. provides a full range of global investment advisory services to institutional and retail clients. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeAM, Inc. is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank, AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.


The Portfolio paid the following actual fee rate to DeAM, Inc. for investment advisory services in the last fiscal year as a percentage of average daily net assets. The fee rate is net of waivers.

--------------------------------------------------------------------------------
Fund Name                                                   Fee Paid
--------------------------------------------------------------------------------

PreservationPlus Portfolio                                   0.12%
--------------------------------------------------------------------------------

Other Services. Investment Company Capital Corp. ("ICCC") provides administrative services -- such as portfolio accounting, legal services and others -- for the fund. ICCC is an indirect, wholly owned subsidiary of Deutsche Bank AG.


In addition, ICCC -- or your service agent -- performs the functions necessary to establish and maintain your account. In addition to setting up the account and processing your purchase and sale orders, these functions include:

o  keeping accurate, up-to-date records for your individual fund account;

o  implementing any changes you wish to make in your account information;

o  processing your requests for cash dividends and distributions from the fund;

o answering your questions on the fund's investment performance or administration;

o  sending proxy reports and updated prospectus information to you; and

o  collecting your executed proxies.

Service agents include brokers, financial advisors or any other bank, dealer or other institution that has a sub-shareholder servicing agreement with ICCC. Service agents may charge additional fees to investors only for those services not otherwise included in the ICCC servicing agreement, such as cash management or special trust or retirement-investment reporting.

The portfolio managers

The following people handle the day-to-day management of the fund.


John D. Axtell                            Sean P. McCaffrey, CFA
Managing Director of Deutsche Asset       Managing Director of Deutsche Asset
Management and Lead Manager of            Management and Manager of the fund.
the fund.                                   o   Head of DeAM, Inc. New York
  o   Portfolio Manager overseeing the          Fixed Income Enhanced Strategies
      Wrapper Agreements in the                 and Mutual Funds.
      portfolio since its inception.        o   Joined the investment advisor in
  o   Joined the investment advisor in          1996.
      1990.
  o   Head of the Stable Value
      Management Group.

Eric Kirsch, CFA
Managing Director of Deutsche Asset
Management and Manager of the fund.
  o   Portfolio Manager of the portfolio
      since its inception.
  o   Joined the investment advisor in
      1980.
  o   Head of North America Fixed Income.

Regulatory and litigation matters

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Financial Highlights


This table is designed to help you understand the fund's financial performance in recent years. Investors should note that the fund's performance before November 17, 2004 was obtained while the fund had different investment strategies, fees and expenses. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's annual report (see "Shareholder reports" on the back cover).


Scudder PreservationPlus Fund -- Investment Class^a


--------------------------------------------------------------------------------
 Years Ended September 30,               2004     2003    2002     2001    2000
--------------------------------------------------------------------------------
Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period  $10.00    $10.00  $10.00   $10.00  $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                  .35       .52     .51      .54     .55
--------------------------------------------------------------------------------
  Net realized and unrealized gain      .00*     (.02)      --       --      --
  (loss) on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations       .35       .50     .51      .54     .55
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                (.35)     (.50)   (.51)    (.54)   (.55)
--------------------------------------------------------------------------------
  Net realized gain on investment
  transactions                         (.06)     (.34)   (.10)     --       --
--------------------------------------------------------------------------------
  Reverse stock split                    .06       .34     .10     --       --
--------------------------------------------------------------------------------
  Total distributions                  (.35)     (.50)   (.51)    (.54)   (.55)
 -------------------------------------------------------------------------------
Net asset value, end of period        $10.00    $10.00  $10.00   $10.00  $10.00
--------------------------------------------------------------------------------
Total Return (%)^b                      3.52      5.16    5.18     5.50    5.64
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)   158        97      54       51      36
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions, including expenses
allocated from PreservationPlus
Portfolio (%)                           1.00      1.19    1.16     1.07    1.05
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions, including expenses
allocated from PreservationPlus
Portfolio (%)                            .65       .65     .65      .65     .65
--------------------------------------------------------------------------------
Ratio of net investment income (%)      3.50      5.16    5.56     5.34    5.49
--------------------------------------------------------------------------------
Portfolio turnover rate of
PreservationPlus Portfolio (%)            99       304     233      249     237
--------------------------------------------------------------------------------

^a On January 31, 2000, PreservationPlus Fund Service Class was renamed PreservationPlus Fund Investment Class.

^b   Total returns would have been lower had certain expenses not been reduced.

*    Amount is less than $.005 per share.

How to Invest in the Fund

The following pages tell you how to invest in the fund and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

If you're investing through a "third party provider" -- for example, a workplace retirement plan, financial supermarket or financial advisor -- your provider may have its own policies or instructions, and you should follow those.

These instructions are for buying and selling Investment Class shares.

Buying and Selling Investment Class Shares


The fund does not sell its shares directly to the public. The fund offers shares only to certain participant-directed employee benefit plans. The fund is available to new investments only until the close of business on February 15, 2005. The fund will close to all investments, except dividend reinvestments, effective as of the close of business on February 15, 2005 and will cease operations effective on or about March 17, 2005 (the "Closing Date").


How to receive account information

o If you are a plan participant, you should contact your plan administrator or the organization that provides record-keeping services for information about your account.

o If you are a plan administrator or fiduciary, you should call (800) 621-1048 for information about the plan's account with the fund.

Transactions in fund shares


Each plan has different provisions about how and when their participants may buy, sell and exchange fund shares. The plan administrator is responsible for communicating participants' instructions to the fund. Plan participants should contact their plan administrator to effect transactions in the fund.


The fund will redeem involuntarily the shares of any fund shareholder outstanding on the Closing Date. Shareholders whose shares are redeemed involuntarily by the fund on the Closing Date will receive the net asset value per share computed on that date for all shares they own.

Service plan

The fund has adopted a service plan for its Investment Class shares. Under the plan, the fund pays service fees at an aggregate annual rate of up to 0.25% of the fund's average daily net assets for its Investment Class shares. The fees are compensation to financial advisors for providing personal services and/or account maintenance services to their customers. In the event that your service plan is terminated, your shares will be converted to Institutional Class shares of the same fund.

Policies You Should Know About


Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends, distributions and taxes, applies to all investors, including those investing through investment providers.

If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are outside those described by the fund. Please note that a financial advisor may charge fees separate from those charged by the fund.


In either case, keep in mind that the information in this prospectus applies only to the fund's Investment Class shares. The fund has another share class, which is described in a separate prospectus and has different fees, requirements and services.


In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial advisor or call (800) 621-1048.

Policies about transactions


The fund is open for business each day the New York Stock Exchange is open. The fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). You can place an order to buy or sell shares at any time.


To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

We will attempt to collect any missing required and requested information by contacting you or your financial intermediary. If we are unable to obtain this information within the time frames established by the fund, then we may reject your application and order.

The fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated.

If we are unable to verify your identity within time frames established by the fund, after a reasonable effort to do so, you will receive written notification.

The fund generally will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories are acceptable) or for a non-resident alien.

Because orders placed through investment providers must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.


Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial advisor or Shareholder Services for more information.

How the fund calculates share price

To calculate net asset value per share or NAV, the share class uses the following equation:

      TOTAL ASSETS - TOTAL LIABILITIES
   ---------------------------------------  =  NAV
     TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares is also the NAV.


We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by the fund's Board that are intended to reflect fair value when a market quotation or pricing service information is not readily available or when a security's value, or a meaningful portion of the value of the fund's portfolio, is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, the fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of fund assets that is invested in non-US securities, the more extensive will be the fund's use of fair value pricing. This is intended to reduce the fund's exposure to "time zone arbitrage" and other harmful trading practices.

Other rights we reserve

o After receiving a plan's order, the fund buys or sells shares at the next price calculated on any day the fund is open for business.

o Unless otherwise instructed, the fund normally makes payment of the proceeds from the sale of plan shares the next business day but always within seven calendar days.

o The fund remits proceeds from the sale of shares in US dollars for redemption requests up to $500,000 or 1% of the fund's NAV, whichever is less, during any 90-day period for any one shareholder. The fund may redeem "in kind" if a redemption request is larger than the lesser of $500,000 or 1% of the fund's NAV. The fund may also redeem "in kind" if a redemption request is not directed by a plan participant and is made on less than twelve months' notice. In these situations, the fund may require additional information.

o The fund reserves the right to withdraw or suspend the offering of shares at any time.

o The fund reserves the right to refuse, cancel or rescind any purchase or exchange order; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and/or involuntarily redeem your account if we think the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund's best interest or when the fund is requested or compelled to do so by governmental authority or by applicable law.


o The fund reserves the right to close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account; you may be subject to gain or loss on the redemption of fund shares and you may incur tax liability.


o The fund reserves the right to change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time).

o The fund reserves the right to suspend or postpone redemptions during periods when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the fund from disposing of its portfolio securities or pricing its shares.

o  The fund does not issue share certificates.

o The fund may request additional information about the plan when an order to redeem 5% or more of a plan's assets is received.

Understanding Distributions and Taxes

Income dividends, if any, for the fund are declared daily and paid monthly. The fund reserves the right to include in the daily dividend any short-term capital gains on securities that it sells. We automatically reinvest all monthly dividends unless you elect to receive your distributions in cash.


The fund will normally declare and pay at least annually any long-term capital gains as well as any short-term capital gains that it did not distribute during the year. Additionally, on occasion, the income dividends the fund distributes may differ from the taxable income the fund earns. When the fund's taxable income exceeds the amount distributed to shareholders, the fund may make an additional distribution.reverse stock split Additional income distributions and capital gains distributions will automatically be reinvested in additional shares unless you elect to receive your distributions in cash.


Tax considerations


The fund does not ordinarily pay any US federal income tax.


Dividend and capital gain distributions from the fund to plan participants generally will not be subject to current taxation, but will accumulate on a tax deferred basis.


Shareholders may redeem their fund shares prior to the Closing Date. Shareholders whose shares are redeemed involuntarily by the fund on the Closing Date will receive the net asset value computed on that date for all shares they own. The redemption of shares will not be a taxable event for employee benefit plan shareholders.


Because each participant's tax circumstances are unique and because the tax laws governing plans are complex and subject to change, we recommend that you consult your plan administrator, your plan's Summary Plan Description, and/or your tax advisor about the tax consequences of your participation in your plan and of any plan contributions or withdrawals.

--------------------------------------------------------------------------------


To Get More Information

Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically at least semi-annually.


Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the fund, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about a fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.



Scudder Investments                        SEC
--------------------------------------------------------------------------------
222 South Riverside Plaza                  Public Reference Section
Chicago, IL 60606-5808                     Washington, D.C. 20549-0102
www.scudder.com                            www.sec.gov
(800) 621-1048                             (202) 942-8090






Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808



SCUDDER
INVESTMENTS                           Scudder PreservationPlus Fund --   CUSIP #

                                      Investment Class                81111Y 507
A Member of
Deutsche Asset Management [LOGO]      Scudder Advisor Funds III        811-06576

                                                                         SCUDDER
                                                                     INVESTMENTS


                             Institutional Class


                   Prospectus

--------------------------------------------------------------------------------

                             February 1, 2005

--------------------------------------------------------------------------------
                        |
                        |    Scudder PreservationPlus Fund

                             The fund is designed exclusively for
                             participant-directed employee benefit plans.






As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------

   How the Fund Works                     How to Invest in the Fund


     4  Changes to the Fund                17  Buying and Selling Institutional
                                               Class Shares

     4  The Fund's Main Investment         18  Policies You Should Know
        Strategy                               About

     5  The Main Risks of Investing        22  Understanding Distributions
        in the Fund                            and Taxes

     7  The Fund's Performance
        History

     9  How Much Investors Pay

    10  Other Policies and Secondary
        Risks

    11  Who Manages and Oversees
        the Fund

    15  Financial Highlights

How the Fund Works

On the next few pages, you'll find information about the fund's investment goal, the main strategies it uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in the fund or are already a shareholder, you should look this information over carefully. You should keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                                        |   Institutional Class
                                                        |
                                         ticker symbol  |   BTPIX
                                           fund number  |   555

  Scudder PreservationPlus Fund
--------------------------------------------------------------------------------


Changes to the Fund

Cessation of Operations. The Board of Trustees of Scudder PreservationPlus Fund (the "fund") and of PreservationPlus Portfolio (the "Portfolio"), the "master fund" in which the fund invests substantially all of its assets, has approved the cessation of operations of the fund and the Portfolio, effective on or about March 17, 2005 (the "Closing Date"). In conjunction with approving the cessation of operations of the fund, the Board further approved (1) closing the fund to new plan investors effective as of the close of business on October 18, 2004,
(2) closing the fund to all investments, except dividend reinvestments, effective as of the close of business on February 15, 2005, and (3) changes to the fund's investment policies and strategies.

The fund will redeem involuntarily the shares of any fund shareholder outstanding on the Closing Date. Shareholders may redeem their shares prior to the Closing Date. Shareholders who elect to redeem their shares prior to the Closing Date will receive the net asset value per share next computed after the receipt of their redemption request for all shares they own. Shareholders whose shares are redeemed involuntarily by the fund on the Closing Date will receive the net asset value computed on that date for all shares they own. The redemption of shares will not be a taxable event for the fund's employee benefit plan shareholders.



The Fund's Main Investment Strategy


The fund seeks a high level of current income while seeking to maintain a stable value per share. The fund invests for current income; capital appreciation is not a goal of the fund. While we give priority to earning income and maintaining the value of the fund's principal, we cannot offer any assurance of achieving this goal.

Until the Closing Date the fund seeks to maintain the value of its principal by following a defensive strategy under which it invests all of its assets in short-term investments, including US government securities, agencies, commercial paper, asset-backed securities, mortgage-backed securities, certificates of deposit and money market mutual funds. These short-term investments will be rated, at the time of purchase, within one of the top two short-term rating categories by a nationally recognized statistical rating organization, or if unrated, will be determined by the advisor to be of similar quality. The fund does not use derivatives or other investment strategies that are inconsistent with its defensive strategy. As a result of the change in strategy, the income dividends paid by the fund until the Closing Date can be expected to be lower than those previously paid by the fund. The fund may not achieve its investment objective of high current income while it is following a defensive strategy.

The fund will waive all redemption fees that might otherwise be payable on a redemption of its shares.

The fund offers shares only to participant-directed employee benefit plans that are currently shareholders of the fund until February 15, 2005, when it will cease to accept new investments.


The Main Risks of Investing in the Fund


There are several risk factors that could reduce the yield you receive from the fund, cause you to lose money or cause the fund's performance to trail that of other investments.


Interest Rate Risk. All debt securities face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise (and increase in value when interest rates fall).

Credit Risk. An investor purchasing a fixed income security faces the risk that the value of the security may decline because the creditworthiness of the issuer may decline or the issuer may fail to make timely payment of interest or principal.


Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions, which could have an impact on the fund's fixed income investments.

Security Selection Risk. While the fund invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities we have selected will not perform as expected.

Liquidity Risk. Liquidity risk is the risk that a security cannot be sold quickly at a price that reflects our estimate of its value. The fund limits its investments in illiquid securities to 15% of net assets.


Pricing Risk. When price quotations for securities are not readily available, we determine their value by the method that most accurately reflects their current worth under procedures adopted by the Board of Trustees. This procedure implies an unavoidable risk, the risk that our prices are higher or lower than the prices that the securities might actually command if we sold them. If we have valued the securities too highly, you may end up paying too much for fund shares when you buy. If we underestimate their price, you may not receive the full market value for your fund shares when you sell.

The Fund's Performance History


While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart shows how performance for the fund's Institutional Class shares has varied from year to year, which may give some idea of risk. The table on the following page shows how fund performance compares with two broad-based market indexes and a custom benchmark. The performance of both the fund and the indexes varies over time. All figures assume reinvestment of dividends and distributions.

As of December 31, 2004, the fund's 30-day yield was 2.25%.

The 30-day yield is a measure of the income generated by the fund over a 30-day period. This amount is then annualized, which means that we assume the fund generates the same income every month for a year. The "total return" of the fund is the change in the value of an investment in the fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the fund over a given period.

Investors should note that the fund's performance before November 17, 2004 was obtained while the fund had different investment strategies, fees and expenses.

The return for the year 2004 includes the effect of the conversion of the fund from a stable value fund to a short-term bond fund and, in the absence of such conversion, the return would have been lower.


Scudder PreservationPlus Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year               Institutional Class
--------------------------------------------------------------------------------
THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1998      5.88
1999      5.65
2000      5.97
2001      5.60
2002      5.66
2003      4.93

2004      3.98




For the periods included in the bar chart:

Best Quarter: 1.52%, Q4 2002            Worst Quarter: 0.84%, Q3 2004

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2004
--------------------------------------------------------------------------------
                                         1 Year      5 Years    Since Inception*
--------------------------------------------------------------------------------
Institutional Class
--------------------------------------------------------------------------------
  Return before Taxes                     3.98         5.23           5.38
--------------------------------------------------------------------------------
  Return after Taxes on Distributions     2.71         3.25           3.31
--------------------------------------------------------------------------------
  Return after Taxes on                   2.66         3.25           3.30
  Distributions and Redemptions
--------------------------------------------------------------------------------
  Index (reflects no deductions for       1.30         5.41           5.30
  fees, expenses or taxes) Lehman
  1-3 Year Government/Credit Index
--------------------------------------------------------------------------------

Index: The Lehman 1-3 Year Government/Credit Index is a widely accepted benchmark of short-term fixed income securities. It is a total return index consisting of US Government agency securities, US Government Treasury securities and investment grade corporate debt securities with maturities of one to three years.


*    Since 12/12/1997. Index comparison begins 12/31/1997.


Total returns from inception through 2004 would have been lower if operating expenses hadn't been reduced.


--------------------------------------------------------------------------------

Current performance may be higher or lower than the performance data quoted above. For more recent performance, call your financial advisor or (800) 621-1048 or visit our Web site at www.scudder.com.

How Much Investors Pay


This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the fund.


See "Buying and Selling Institutional Class Shares" for more information.

--------------------------------------------------------------------------------
Fee Table^1
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases                               None
--------------------------------------------------------------------------------
Maximum Redemption Fee (as a percentage of amount redeemed, as          None
applicable)
--------------------------------------------------------------------------------


Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------

Management Fee                                                          0.35%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                               None
--------------------------------------------------------------------------------
Other Expenses^2                                                        0.28
--------------------------------------------------------------------------------
Total Fund Operating Expenses^3                                         0.63
--------------------------------------------------------------------------------

^1 Information on the annual operating expenses reflects the expenses of both the fund and the PreservationPlus Portfolio, the master portfolio in which PreservationPlus Fund invests all of its assets. (A further discussion of the relationship between the fund and the master portfolio appears in "Who Manages and Oversees the Fund" later in this prospectus.)

^2 Restated to reflect the discontinuation of annual premium rates no longer paid for Wrapper Agreements.

^3 The investment adviser and administrator have voluntarily agreed to waive their fees and reimburse expenses so that total operating expenses will not exceed 0.40%. Those voluntary waivers and reimbursements may be terminated or adjusted at any time without notice to shareholders.


Based on the costs above, this example helps you compare the expenses of the share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Institutional Class          $64           $202           $351           $786

--------------------------------------------------------------------------------

Other Policies and Secondary Risks

While the sections on the previous pages describe the main points of the fund's strategy and risks, there are a few other issues to know about:

o The fund may trade securities actively. This could raise transaction costs (thus lowering return).

o The fund's objectives are not fundamental policies. We must notify shareholders before we change them, but we do not require their approval to do so.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the fund.

If you want more information on the fund's allowable securities and investment practices and the characteristics and risks, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).


The fund's complete portfolio holdings as of the end of each calendar month are posted on www.scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until a fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the www.scudder.com information is current (expected to be at least three months). The fund's Statement of Additional Information includes a description of the policies and procedures with respect to the disclosure of the fund's portfolio holdings.


Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Fund

The fund is a "feeder fund" that invests substantially all of its assets in the PreservationPlus Portfolio. The fund and the Portfolio have the same investment objective. The Portfolio accepts investments from other feeder funds. Each feeder fund bears the Portfolio's expenses in proportion to its assets. Each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. This arrangement allows the fund's Trustees to withdraw the fund's assets from the Portfolio if they believe doing so is in the shareholders' best interests. If the Trustees withdraw the fund's assets, they would then consider whether the fund should hire its own investment advisor, invest in a different master portfolio, or take other action.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc. ("DeAM, Inc."), Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

The investment advisor

DeAM, Inc. is the investment advisor for PreservationPlus Portfolio in which the fund invests all of its assets. Under the supervision of the Board of Trustees, DeAM, Inc., with headquarters at 345 Park Avenue, New York, NY 10154, makes the fund's investment decisions, buys and sells securities for the fund and conducts research that leads to these purchase and sale decisions. DeAM, Inc. provides a full range of global investment advisory services to institutional and retail clients. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts, and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles.

DeAM, Inc. is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank, AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The Portfolio paid the following actual fee rate to DeAM, Inc. for investment advisory services in the last fiscal year as a percentage of average daily net assets. The fee rate is net of waivers.


---------------------------------------------------------------------
Fund Name                                             Fee Paid
---------------------------------------------------------------------

PreservationPlus Portfolio                             0.12%
---------------------------------------------------------------------

Other Services. Investment Company Capital Corp. ("ICCC") provides administrative services -- such as portfolio accounting, legal services and others -- for the fund. ICCC is an indirect, wholly owned subsidiary of Deutsche Bank AG.


In addition, ICCC -- or your service agent -- performs the functions necessary to establish and maintain your account. In addition to setting up the account and processing your purchase and sale orders, these functions include:

o  keeping accurate, up-to-date records for your individual fund account;

o  implementing any changes you wish to make in your account information;

o  processing your requests for cash dividends and distributions from the fund;

o answering your questions on the fund's investment performance or administration;

o  sending proxy reports and updated prospectus information to you; and

o  collecting your executed proxies.

Service agents include brokers, financial advisors or any other bank, dealer or other institution that has a sub-shareholder servicing agreement with ICCC. Service agents may charge additional fees to investors only for those services not otherwise included in the ICCC servicing agreement, such as cash management or special trust or retirement-investment reporting.

The portfolio managers

The following people handle the day-to-day management of the fund.


 John D. Axtell                            Sean P. McCaffrey, CFA
 Managing Director of Deutsche Asset       Managing Director of Deutsche Asset
 Management and Lead Manager of            Management and Manager of the fund.
 the fund.                                 o   Head of DeAM, Inc. New York
 o   Portfolio Manager overseeing the          Fixed Income Enhanced Strategies
     Wrapper Agreements in the                 and Mutual Funds.
     portfolio since its inception.        o   Joined the investment advisor in
 o   Joined the investment advisor in          1996.
     1990.
 o   Head of the Stable Value
     Management Group.

 Eric Kirsch, CFA
 Managing Director of Deutsche Asset
 Management and Manager of the fund.
 o   Portfolio Manager of the portfolio
     since its inception.
 o   Joined the investment advisor in
     1980.
 o   Head of North America Fixed Income.

Regulatory and litigation matters

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Financial Highlights


This table is designed to help you understand the fund's financial performance in recent years. Investors should note that the fund's performance before November 17, 2004 was obtained while the fund had different investment strategies, fees and expenses. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the fund would have earned (or lost), assuming all dividends and distributions were reinvested. The information for the fund has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's annual report (see "Shareholder reports" on the back cover).


Scudder PreservationPlus Fund -- Institutional Class


--------------------------------------------------------------------------------
 Years Ended September 30,              2004     2003    2002     2001    2000
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period  $10.00   $10.00  $10.00   $10.00  $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                  .37      .55     .54      .56     .58
--------------------------------------------------------------------------------
  Net realized and unrealized gain       .00*    (.02)     --       --      --
  (loss) on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations       .37      .53     .54      .56     .58
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                 (.37)    (.53)   (.54)    (.56)   (.58)
--------------------------------------------------------------------------------
  Net realized gain on investment       (.06)    (.34)   (.10)      --      --
  transactions
--------------------------------------------------------------------------------
  Reverse stock split                    .06      .34     .10        --     --
--------------------------------------------------------------------------------
  Total distributions                   (.37)    (.53)   (.54)    (.56)   (.58)
--------------------------------------------------------------------------------
Net asset value, end of period        $10.00   $10.00  $10.00   $10.00  $10.00
--------------------------------------------------------------------------------
Total Return (%)^a                      3.78     5.40    5.45     5.77    5.91
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)    86       91     184      199     199
--------------------------------------------------------------------------------
Ratio of expenses before expense         .75      .79     .69      .65     .60
reductions, including expenses
allocated from PreservationPlus
Portfolio (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense          .40      .40     .40      .40     .40
reductions, including expenses
allocated from PreservationPlus
Portfolio (%)
--------------------------------------------------------------------------------
Ratio of net investment income (%)      3.75     5.41    5.81     5.61    5.76
--------------------------------------------------------------------------------
Portfolio turnover rate of                99      304     233      249     237
PreservationPlus Portfolio (%)
--------------------------------------------------------------------------------

^a Total returns would have been lower had certain expenses not been reduced.

*  Amount is less than $.005 per share.

How to Invest in the Fund

The following pages tell you how to invest in the fund and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

If you're investing through a service agent--for example, a workplace retirement plan, financial supermarket or financial advisor--your service agent may have its own policies or instructions, and you should follow those.

Buying and Selling Institutional Class Shares


The fund does not sell its shares directly to the public. The fund offers shares only to certain participant-directed employee benefit plans. The fund is available to new investments only until the close of business on February 15, 2005. The fund will close to all investments, except dividend reinvestments, effective as of the close of business on February 15, 2005 and will cease operations effective on or about March 17, 2005 (the "Closing Date").


How to receive account information

o If you are a plan participant, you should contact your plan administrator or the organization that provides record-keeping services for information about your account.

o If you are a plan administrator or fiduciary, you should call (800) 621-1048 for information about the plan's account with the fund.

Transactions in fund shares

Each plan has different provisions about how and when their participants may buy, sell and exchange fund shares. The plan administrator is responsible for communicating participants' instructions to the fund. Plan participants should contact their plan administrator to effect transactions in the fund.


Your initial investment must be for at least $1,000,000. There are no minimum subsequent investment requirements.

The fund will redeem involuntarily the shares of any fund shareholder outstanding on the Closing Date. Shareholders whose shares are redeemed involuntarily by the fund on the Closing Date will receive the net asset value per share computed on that date for all shares they own.

Policies You Should Know About


Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends, distributions and taxes, applies to all investors, including those investing through investment providers.

If you are investing through a financial advisor or through a retirement plan, check the materials you received from them about how to buy and sell shares because particular financial advisors or other intermediaries may adopt policies, procedures or limitations that are outside those described by the fund. Please note that a financial advisor may charge fees separate from those charged by the fund.


In either case, keep in mind that the information in this prospectus applies only to the fund's Institutional Class shares. The fund has another share class, which is described in a separate prospectus and has different fees, requirements and services.


In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial advisor or call (800) 621-1048.


Policies about transactions


The fund is open for business each day the New York Stock Exchange is open. The fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4:00 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). You can place an order to buy or sell shares at any time.


To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

We might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help us verify your identity, and in some cases the information and/or documents may be required to conduct the verification. The information and documents will be used solely to verify your identity.

We will attempt to collect any missing required and requested information by contacting you or your financial intermediary. If we are unable to obtain this information within the time frames established by the fund, then we may reject your application and order.

The fund will not invest your purchase until all required and requested identification information has been provided and your application has been submitted in "good order." After we receive all the information, your application is deemed to be in good order and we accept your purchase, you will receive the net asset value per share next calculated.

If we are unable to verify your identity within time frames established by the fund, after a reasonable effort to do so, you will receive written notification.

The fund generally will not accept new account applications to establish an account with a non-US address (APO/FPO and US territories are acceptable) or for a non-resident alien.


Because orders placed through investment providers must be forwarded to the transfer agent before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.


Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your financial advisor or Shareholder Services for more information.

How the fund calculates share price

To calculate net asset value per share or NAV, the share class uses the following equation:

                   TOTAL ASSETS - TOTAL LIABILITIES
                --------------------------------------     = NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares is also the NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by the fund's Board that are intended to reflect fair value when a market quotation or pricing service information is not readily available or when a security's value, or a meaningful portion of the value of the fund's portfolio, is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, the fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. It is expected that the greater the percentage of fund assets that is invested in non-US securities, the more extensive will be the fund's use of fair value pricing. This is intended to reduce the fund's exposure to "time zone arbitrage" and other harmful trading practices.


Other rights we reserve

o After receiving a plan's order, the fund buys or sells shares at the next price calculated on any day the fund is open for business.

o Unless otherwise instructed, the fund normally makes payment of the proceeds from the sale of plan shares the next business day but always within seven calendar days.

o The fund remits proceeds from the sale of shares in US dollars for redemption requests up to $500,000 or 1% of the fund's NAV, whichever is less, during any 90-day period for any one shareholder. The fund may redeem "in kind" if a redemption request is larger than the lesser of $500,000 or 1% of the fund's NAV. The fund may also redeem "in kind" if a redemption request is not directed by a plan participant and is made on less than twelve months' notice. In these situations, the fund may require additional information.

o The fund reserves the right to withdraw or suspend the offering of shares at any time.

o The fund reserves the right to refuse, cancel or rescind any purchase or exchange order; freeze any account (meaning you will not be able to purchase fund shares in your account); suspend account services; and /or involuntarily redeem your account if we think that the account is being used for fraudulent or illegal purposes; one or more of these actions will be taken when, at our sole discretion, they are deemed to be in the fund's best interest or when the fund is requested or compelled to do so by government law or authority or by applicable law.

o The fund reserves the right to close and liquidate your account if we are unable to verify your identity, or for other reasons; if we decide to close your account, your fund shares will be redeemed at the net asset value per share next calculated after we determine to close your account (less any applicable redemption fees); you may be subject to gain or loss on the redemption of your fund shares and may incur tax liability.

o The fund reserves the right to change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time).

o The fund reserves the right to suspend or postpone redemptions during periods when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the fund from disposing of its portfolio securities or pricing its shares.

o  The fund does not issue share certificates.

o The fund may request additional information about the plan when an order to redeem 5% or more of a plan's assets is received.

Understanding Distributions and Taxes

Income dividends, if any, for the fund are declared daily and paid monthly. The fund reserves the right to include in the daily dividend any short-term capital gains on securities that it sells. We automatically reinvest all monthly dividends unless you elect to receive your distributions in cash.


The fund will normally declare and pay at least annually any long-term capital gains as well as any short-term capital gains that it did not distribute during the year. Additionally, on occasion, the income dividends the fund distributes may differ from the taxable income the fund earns. When the fund's taxable income exceeds the amount distributed to shareholders, the fund may make an additional distribution. Additional income distributions and capital gains distributions will automatically be reinvested in additional shares unless you elect to receive your distributions in cash.


Tax considerations


The fund does not ordinarily pay any US federal income tax.


Dividend and capital gain distributions from the fund to plan participants generally will not be subject to current taxation, but will accumulate on a tax deferred basis.


Shareholders may redeem their fund shares prior to the Closing Date. Shareholders whose shares are redeemed involuntarily by the fund on the Closing Date will receive the net asset value computed on that date for all shares they own. The redemption of shares will not be a taxable event for employee benefit plan shareholders.


Because each participant's tax circumstances are unique and because the tax laws governing plans are complex and subject to change, we recommend that you consult your plan administrator, your plan's Summary Plan Description, and/or your tax advisor about the tax consequences of your participation in your plan and of any plan contributions or withdrawals.

Notes
--------------------------------------------------------------------------------

To Get More Information

Shareholder reports -- These include commentary from the fund's management team about recent market conditions and the effects of the fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the fund, call (800) 621-1048, or contact Scudder Investments at the address listed below. These documents and other information about the fund are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

--------------------------------------------------------------------------------


Scudder Investments                        SEC
--------------------------------------------------------------------------------

222 South Riverside Plaza                  Public Reference Section
Chicago, IL 60606-5808                     Washington, D.C. 20549-0102
www.scudder.com                            www.sec.gov
(800) 621-1048                             (202) 942-8090




Distributor
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808


SCUDDER                             Scudder PreservationPlus Fund --    CUSIP #
INVESTMENTS
                                    Institutional Class               81111Y 408
A Member of
Deutsche Asset Management [LOGO]    Scudder Advisor Funds III          811-06576

                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                February 1, 2005

Scudder Advisor Funds III

PreservationPlus Fund
         Investment Class
         Institutional Class



PreservationPlus Fund (the "Fund") is a separate series of Scudder Advisor Funds III (the "Trust"), an open-end management investment company (mutual fund). The Investment Class and Institutional Class of shares (individually and collectively referred to as "Shares" as the context may require) of the Fund are described herein.


As described in the Shares' respective Prospectuses, the Fund seeks to achieve its investment objective by investing all its net investable assets in PreservationPlus Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The Portfolio is a separate series of Scudder Investment Portfolios, a New York master trust fund (the "Portfolio Trust").

Shares are sold by Scudder Distributors, Inc., the Trust's distributor ("SDI"), to participant-directed employee benefit plans meeting specified criteria ("Plans"). Shares are offered to Plans either directly or through vehicles such as bank collective funds or insurance company separate accounts consisting solely of such Plans (collectively, "Plan Pools"). Deutsche Asset Management, Inc. ("DeAM, Inc.") is the Portfolio's investment advisor ("Advisor").


The Funds' Prospectuses (individually and collectively referred to as the "Prospectus" as the context may require) are dated February 1, 2005. The Prospectus provides the basic information investors should know before investing. This Statement of Additional Information ("SAI"), which is not a prospectus, is intended to provide additional information regarding the activities and operations of the Fund and the Portfolio and should be read in conjunction with the Prospectus. You may request a copy of a Prospectus or a paper copy of this SAI, if you have received it electronically, free of charge by calling the Trust at the telephone number listed below or by contacting any Service Agent (which is a broker, financial advisor or other bank, dealer or other institution that has a sub-shareholder servicing agreement with DeAM, Inc.). This SAI is not an offer by the Fund to an investor that has not received a Prospectus. Capitalized terms not otherwise defined in this SAI have the meanings accorded to them in the Prospectus. The Fund's and Portfolio's financial statements for the year ended September 30, 2004, are incorporated herein by reference to the Annual Report to shareholders dated September 30, 2004. A copy of the Fund's and the Portfolio's Annual Report may be obtained without charge by calling the Fund at the toll-free number 800-621-1048 (Institutional shares call 800-730-1313).

x
                                TABLE OF CONTENTS

                                                                            PAGE



CHANGES TO THE FUND...........................................................1



INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS...............................1


         Investment Objective.................................................1
         Investment Policies..................................................1
         Short-Term Instruments...............................................2
         Mortgage-Backed and Asset-Backed Securities.........................25
         Investment Restrictions..............................................5
         Portfolio Transactions and Brokerage Commissions.....................7
         Portfolio Turnover...................................................8
         Portfolio Holdings...................................................8

PURCHASE AND REDEMPTION OF SHARES.............................................9

DIVIDENDS....................................................................11

NET ASSET VALUE..............................................................13

TRUSTEES AND OFFICERS........................................................13

         Officers and Board of Trustees of the Trust.........................13
         Code of Ethics......................................................21
         Investment Advisor..................................................21
         Advisory Contract Approval..........................................22
         Administrator.......................................................22
         Distributor.........................................................23
         Custodian and Transfer Agent........................................23
         Counsel and Independent Registered Public Accounting Firm...........23

ORGANIZATION OF THE TRUST....................................................23


TAXES........................................................................24

         Taxation of the Fund................................................24
         Taxation of the Portfolio...........................................25
         Other Taxation......................................................25

PROXY VOTING GUIDELINES......................................................26


FINANCIAL STATEMENTS.........................................................27


APPENDIX.....................................................................28

                               CHANGES TO THE FUND

                             Cessation of Operations

The Board of Trustees of the Fund and of the Portfolio has approved the cessation of operations of the Fund and the Portfolio, effective on or about March 17, 2005 (the "Closing Date"). In conjunction with approving the cessation of operations of the Fund, the Board further approved (1) closing the Fund to new plan investors effective as of the close of business on October 18, 2004,
(2) closing the Fund to all investments, except dividend reinvestments, effective as of the close of business on February 15, 2005, and (3) changes to the Fund's and the Portfolio's investment policies and strategies.

The Fund will redeem involuntarily the shares of any Fund shareholder outstanding on the Closing Date. Shareholders may redeem their shares prior to the Closing Date. Shareholders who elect to redeem their shares prior to the Closing Date will receive the net asset value per share next computed after the receipt of their redemption request for all shares they own. Shareholders whose shares are redeemed involuntarily by the Fund on the Closing Date will receive the net asset value computed on that date for all shares they own. The redemption of shares will not be a taxable event for the Fund's employee benefit plan shareholders.


                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

                              Investment Objective
                              --------------------

The investment objective of the Fund is a high level of current income while seeking to maintain a stable value per share. There can, of course, be no assurance that the Fund will achieve its investment objective.

                               Investment Policies
                               -------------------


The Fund seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio. The Trust may withdraw the Fund's investment from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Until the Closing Date, the Portfolio seeks to maintain the value of its principal by following a defensive strategy under which it invests all of its assets in short-term investments, including U.S. government securities, agencies, commercial paper, asset-backed securities, mortgage-backed securities, certificates of deposit and money market mutual funds. These short-term investments will be rated, at the time of purchase, within one of the top two short-term rating categories by a nationally recognized statistical rating organization ("NRSRO"), or if unrated, will be determined by the Advisor to be of similar quality. The Portfolio does not use derivatives or other investment strategies that are inconsistent with its defensive strategy. As a result of the change in strategy, the income dividends paid by the Portfolio until the Closing Date can be expected to be lower than those previously paid by the Portfolio.





The Fund will waive all redemption fees that might otherwise be payable on a redemption of its shares.


Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio. Unless otherwise indicated, the

Portfolio is permitted, but not obligated, to pursue any of the following strategies and does not represent that these techniques are available now or will be available at any time in the future. If the Portfolio's investment in a particular type of security is limited to a certain percentage of the Portfolio's assets, that percentage limitation is listed in the chart. Following the chart, there is a description of how each type of security and investment strategy may be used by the Portfolio.

----------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                           PreservationPlus Fund
----------------------------------------------------------------------------------------------------------------------------
KEY TO TABLE:

/   Permitted without stated limit
+   Permitted without stated limit, but not expected to be used to a significant extent
X   Not permitted

20% Italic type (e.g. 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20% Roman type (e.g. 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use

----------------------------------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES & MONEY MARKET INSTRUMENTS
----------------------------------------------------------------------------------------------------------------------------
Short-Term Instruments
----------------------------------------------------------------------------------------------------------------------------
Obligations of Banks and Other Financial Institutions                                                 /
----------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit and Bankers' Acceptances                                                      /
----------------------------------------------------------------------------------------------------------------------------
Commercial Paper                                                                                      /
----------------------------------------------------------------------------------------------------------------------------
Variable Rate Master Demand Notes                                                                     /
----------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                                                                            /
----------------------------------------------------------------------------------------------------------------------------
Corporate Debt Securities                                                                             /
----------------------------------------------------------------------------------------------------------------------------
Custodial Receipts                                                                                    X
----------------------------------------------------------------------------------------------------------------------------
Zero Coupon Securities and Deferred Interest Bonds                                                    /
----------------------------------------------------------------------------------------------------------------------------
Inverse Floating Rate Securities                                                                      X
----------------------------------------------------------------------------------------------------------------------------
Lower-Rated Debt Securities                                                                           X
----------------------------------------------------------------------------------------------------------------------------
Registered Loans                                                                                      X
----------------------------------------------------------------------------------------------------------------------------
Put Bonds                                                                                             /
----------------------------------------------------------------------------------------------------------------------------
Other Debt Obligations                                                                                X
----------------------------------------------------------------------------------------------------------------------------

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES
----------------------------------------------------------------------------------------------------------------------------
Government Guaranteed Mortgage-Backed Securities                                                      /
----------------------------------------------------------------------------------------------------------------------------
Ginnie Mae Certificates                                                                               /
----------------------------------------------------------------------------------------------------------------------------
Fannie Mae Certificates                                                                               /
----------------------------------------------------------------------------------------------------------------------------
Freddie Mac Certificates                                                                              /
----------------------------------------------------------------------------------------------------------------------------
Multi-Class Mortgage-Backed Securities (CMOs and REMICs)                                              /
----------------------------------------------------------------------------------------------------------------------------
Privately Issued Commercial Mortgage-Backed Securities                                                /
----------------------------------------------------------------------------------------------------------------------------
Mortgage Pass-Through Securities                                                                      /
----------------------------------------------------------------------------------------------------------------------------
Agency Commercial Mortgage-Backed Securities                                                          /
----------------------------------------------------------------------------------------------------------------------------
Stripped Mortgage-Backed Securities                                                                   /
----------------------------------------------------------------------------------------------------------------------------


                                       2


Adjustable Rate Mortgages                                                                             /
----------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities                                                                               /
----------------------------------------------------------------------------------------------------------------------------
OTHER INVESTMENTS AND INVESTMENT PRACTICES
----------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                                                                                 /
----------------------------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements                                                                         /
----------------------------------------------------------------------------------------------------------------------------
Temporary Defensive Investments                                                                       /
----------------------------------------------------------------------------------------------------------------------------

                             Short-Term Instruments
                             ----------------------



Until the Closing Date the Portfolio seeks to maintain the value of its principal by following a defensive strategy under which it invests all of its assets in short-term investments, including U.S. government securities,
agencies,   commercial   paper,   asset-backed   securities,   mortgage-backed
securities, certificates of deposit and money market mutual funds. These short-term investments will be rated, at the time of purchase, within one of the top two short-term rating categories by a NRSRO, or if unrated, will be determined by the advisor to be of similar quality

Short-term instruments consist of foreign and domestic: (1) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (2) other short-term debt securities rated AA or higher by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") or Aa or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, deemed to be of comparable quality in the opinion of the Advisor; (3) commercial paper; (4) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (5) repurchase agreements. At the time the Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's; outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be deemed to be of comparable quality in the opinion of the Advisor. These instruments may be denominated in US dollars or in foreign currencies.


Other US government securities the Portfolio may invest in include (but are not limited to) securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the US, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Because the US government is not obligated by law to provide support to an instrumentality it sponsors, the Portfolio will invest in obligations issued by such an instrumentality only if the Advisor determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Portfolio.

The Portfolio may also invest in separately traded principal and interest component of securities guaranteed or issued by the US government or its agencies, instrumentalities or sponsored enterprises if such components trade independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS") or any similar program sponsored by the US government. STRIPS are sold as zero coupon securities. See "Zero Coupon Securities and Deferred Interest Bonds."

US Government Securities. The Portfolio may invest in obligations issued or guaranteed by the US government, which include: (1) direct obligations of the US Treasury and (2) obligations issued by US government agencies and instrumentalities. Included among direct obligations of the US are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities of the US are: instruments that are supported by the full faith and credit of the US (such as certificates issued by the Government National Mortgage Association ("GNMA" or "Ginnie Mae")); instruments that are supported by the right of the issuer to borrow from the US Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported by the credit of the instrumentality (such as Federal National Mortgage Association ("FNMA" or "Fannie Mae") and Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac")).

Certificates of Deposit and Bankers' Acceptances. The Portfolio may invest in certificates of deposit and bankers' acceptances. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

Bankers'  acceptances   typically  arise  from  short-term  credit  arrangements
designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper. The Portfolio may invest in commercial paper. The Portfolio may invest in fixed rate or variable rate commercial paper, issued by US or foreign entities. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by US or foreign corporations in order to finance their current operations. Any commercial paper issued by a foreign entity corporation and purchased by the Portfolio must be US dollar-denominated and must not be subject to foreign withholding tax at the time of purchase.

Commercial paper purchased by the Portfolio must be rated in the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates such security) or, if not so rated, must be believed by the Advisor, acting under the supervision of the Portfolio Trust Board, to be of comparable quality. Investing in foreign commercial paper generally involves risks similar to those described below relating to obligations of foreign banks or foreign branches and subsidiaries of US and foreign banks.

The Portfolio may also invest in variable rate master demand notes. A variable rate master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

For a description of commercial paper ratings, see the Appendix to this SAI.

US Dollar-Denominated Fixed Income Securities. The Portfolio may invest in the dollar-denominated debt securities of foreign companies. Investing in the securities of foreign companies involves more risks than investing in securities of US companies. Their value is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Values may also be affected by foreign tax laws, changes in foreign economic or monetary policies, exchange control regulations and regulations involving prohibitions on the repatriation of foreign currencies.

In addition, the relative performance of various countries' fixed income markets historically has reflected wide variations relating to the unique characteristics of each country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.

US Dollar-Denominated Foreign Securities. The Portfolio may invest in US dollar-denominated foreign government debt securities, which include debt obligations issued or guaranteed by national, state or provincial governments or similar political subdivisions and quasi-governmental and supranational entities (collectively, "sovereign debt obligations"). Sovereign debt obligations may involve a high degree of risk. The issuer of such an obligation or the governmental authorities that control the repayment of the obligation may be unable or unwilling to repay principal and interest when due and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Quasi-governmental and supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include (but are not limited to) the International Bank for Reconstruction and Development (the "World Bank"), the Japanese Development Bank, the Asian Development Bank and the Inter-American Development Bank. Foreign government securities also include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

US Dollar-Denominated Sovereign and Supranational Fixed Income Securities. Debt instruments issued or guaranteed by foreign governments, agencies and supranational organizations ("sovereign debt obligations") may involve a high degree of risk. The issuer of the obligation or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and interest when due and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

Put Bonds. A put bond (also referred to as a tender option or third party bond) is a bond created by coupling an intermediate or long-term fixed rate bond with an agreement giving the holder the option of tendering the bond to receive its par value. As consideration for providing this tender option, the sponsor of the bond (usually a bank, broker-dealer or other financial intermediary) receives periodic fees that equal the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par. By paying the tender offer fees, the Portfolio in effect holds a demand obligation that bears interest at the prevailing short-term rate.

In selecting put bonds, the Advisor takes into consideration the creditworthiness of the issuers of the underlying bonds and the creditworthiness of the providers of the tender option features. A sponsor may withdraw the tender option feature if the issuer of the underlying bond defaults on interest or principal payments or the bond's rating is downgraded.

Fixed Income Security Risk. Fixed income securities generally expose the Portfolio to four types of risk: (1) interest rate risk (the potential for fluctuations in bond prices due to changing interest rates); (2) income risk (the potential for a decline in the Portfolio's income due to falling market interest rates); (3) credit risk (the possibility that a bond issuer will fail to make timely payments of either interest or principal to the Portfolio); and
(4) prepayment risk or call risk (the likelihood that, during period of falling interest rates, securities with high stated interest rates will be prepaid, or "called" prior to maturity, requiring the Portfolio to invest the proceeds at generally lower interest rates).

Foreign Securities Risk. The Portfolio may invest a portion of its assets in the dollar-denominated debt securities of foreign companies. Investing in the securities of foreign companies involves more risks than investing in securities of US companies. Their value is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Values may also be affected by foreign tax laws, changes in foreign economic or monetary policies, exchange control regulations and regulations involving prohibitions on the repatriation of foreign currencies.

Special Information Concerning Master-Feeder Fund Structure. Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its Assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds, investment vehicles or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from the Advisor at 1-800-621-1048.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing the Fund's shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.


The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the Assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment advisor to manage the Fund's assets in accordance with the investment policies described herein with respect to the Portfolio. The Portfolio, like the Fund, will cease operations effective on the Closing Date.


Rating Services. The ratings of rating services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Advisor also makes its own evaluation of these securities, subject to review by the Portfolio Trust Board. After purchase by the Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to eliminate the obligation from its portfolio, but the Advisor will consider such an event in its determination of whether the Portfolio should continue to hold the obligation. A description of the ratings referred to herein and in the Prospectus is set forth in the Appendix.

Investment Objective. The Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of the Portfolio is also not a fundamental policy. Shareholders of the Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Fund or the Portfolio.


                       Mortgage-Backed and Asset-Backed Securities

Mortgage-Backed Securities. The Portfolio may invest in mortgage-backed securities. A mortgage-backed security consists of a pool of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four-unit residential properties, multifamily (i.e., five units or more) properties, agricultural properties, commercial properties and mixed use properties.

The investment characteristics of adjustable and fixed rate mortgage-backed securities differ from those of traditional fixed-income securities. The
major   differences   include  the  payment  of  interest  and   principal  on
mortgage-backed securities on a more frequent (usually monthly) schedule, and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities. As a result, if the Portfolio purchases mortgage-backed securities at a premium, a faster than expected prepayment rate will decrease both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value. Conversely, if a Portfolio purchases mortgage-backed securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity and market values. To the extent that a Portfolio invests in mortgage-backed securities, the Advisor may seek to manage these potential risks by investing in a variety of mortgage-backed securities and by using certain hedging techniques.

Asset-Backed Securities. The Portfolio may invest in securities generally referred to as asset-backed securities. Asset-backed securities are secured by and payable from, or directly or indirectly represent undivided fractional interests in, pools of corporate and consumer loans (unrelated to mortgage loans) held in a trust. Asset-backed securities may provide periodic payments that consist of interest and/or principal payments. Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying assets. Payments of principal and interest are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee or senior/subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of the securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed securities are ultimately dependent upon payment of business, government, corporate and consumer loans, leases, etc., and the certificate holder generally has no recourse against the entity that originated the loans.

Asset-backed   securities   have   structural   characteristics   similar   to
mortgage-backed securities. However, the underlying assets are not first lien mortgage loans or interests therein but include assets such as (but not limited to) motor vehicle installment sale contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose
corporations.   Payments  or   distributions  of  principal  and  interest  on
asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

Asset-backed   securities  present  certain  additional  risks  that  are  not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same type of security interest in the related collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to avoid payment of certain amounts owed on the credit cards, thereby reducing the balance due.
Most  issuers  of  automobile   receivables  permit  the  servicer  to  retain
possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

The market for privately issued asset-backed securities is smaller and less liquid than the market for US government mortgage-backed securities. The asset-backed securities in which the Portfolio may invest are limited to those which are readily marketable, dollar-denominated and rated BBB or higher by S&P or Baa or higher by Moody's.

The yield characteristics of the asset-backed securities in which the Portfolio may invest differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying assets generally may be prepaid at any time. As a result, if the Portfolio purchases these securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. Conversely, if the Portfolio purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, the yield on these securities. Amounts available for reinvestment by the Portfolio are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.


                             Investment Restrictions
                             -----------------------

The following investment restrictions are "fundamental policies" of the Fund and the Portfolio and may not be changed without the approval of a "majority of the outstanding voting securities" of the Fund or the Portfolio, as the case may be. "Majority of the outstanding voting securities" under the 1940 Act, and as used in this SAI and the Prospectus, means, with respect to the Fund (or the Portfolio), the lesser of (1) 67% or more of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) are present or represented by proxy or (2) more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio). Whenever the Trust is requested to vote on a fundamental policy of the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by them. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

None of the fundamental and non-fundamental policies described below shall prevent the Fund from investing all of its assets in an open-end investment company with substantially the same investment objective. Because the Fund and the Portfolio have the same fundamental policies and the Fund invests all of its net investable assets in the Portfolio, the following discussion (though speaking only of the Portfolio) applies to the Fund as well.

Fundamental Restrictions. As a matter of fundamental policy, the Portfolio may not:

(1) Borrow money (including through reverse repurchase or dollar roll transactions) in excess of 5% of the Portfolio's total assets (taken at cost), except that the Portfolio may borrow for temporary or emergency purposes up to 1/3 of its net assets. The Portfolio may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings provided that collateral arrangements with respect to options and futures, including deposits of initial and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute;

(2) Underwrite securities issued by other persons except insofar as the Portfolio may be deemed an underwriter under the 1933 Act in selling a portfolio security;

(3) Make loans to other persons except (a) through the lending of the Portfolio's portfolio securities and provided that any such loans not exceed 30% of its total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

(4) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Portfolio may hold and sell, for its portfolio, real estate acquired as a result of the Portfolio's ownership of securities);

(5) Concentrate its investments in any particular industry (excluding US government securities), but if it is deemed appropriate for the achievement of the Portfolio's investment objective, up to 25% of its total assets may be invested in any one industry;

(6) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures contracts, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction;

(7) Purchase, with respect to 75% of the Portfolio's total assets, securities of any issuer if such purchase at the time thereof would cause the Portfolio to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that options or futures contracts shall not be subject to this restriction; and

(8) Invest, with respect to 75% of the Portfolio's total assets, more than 5% of its total assets in the securities (excluding US government securities) of any one issuer.

Non-Fundamental Restrictions. In order to comply with certain statutes and policies and for other reasons, the Portfolio will not, as a matter of operating policy (these restrictions may be changed by a vote of the Trustees of the Portfolio Trust or the Trust as applicable without shareholder approval):

(i) purchase any security or evidence of interest therein on margin, except that short-term credit necessary for the clearance of purchases and sales of securities may be obtained and deposits of initial and variation margin may be made in connection with the purchase, ownership, holding or sale of futures contracts;

(ii) sell securities it does not own (short sales). (This restriction does not preclude short sales "against the box" (that is, sales of securities (a) the Portfolio contemporaneously owns or (b) where the Portfolio has the right to obtain securities equivalent in kind and amount to those sold). The Portfolio has no current intention to engage in short selling);

(iii) purchase securities issued by any investment company except to the extent permitted by the 1940 Act (including any exemptions or exclusions therefrom), except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation or merger; and

(iv) invest more than 15% of the Portfolio's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (excluding Rule 144A securities deemed by the Portfolio Trust Board to be liquid).

An investment restriction will not be considered violated if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets or in the change of securities rating of the investment or any other later change.

                Portfolio Transactions and Brokerage Commissions
                ------------------------------------------------

The Advisor is responsible for placing the orders for the purchase and sale of portfolio securities, including the allocation of brokerage.

The primary objective of the Advisor in placing orders for the purchase and sale of securities for the Portfolio is to obtain the most favorable net results, taking into account such factors, among others, as price, commission (where applicable), size of order, difficulty of execution and skill required of the executing broker/dealer. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions paid with commissions charged on comparable transactions, as well as by comparing commissions paid by the Portfolio to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

The Portfolio's purchases and sales of fixed-income securities are generally placed by the Advisor with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

When it can be done consistently with the policy of obtaining the most favorable net results, the Advisor may place such orders with broker/dealers who supply research services to the Advisor or the Portfolio. The term "research services" may include, but is not limited to, advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Advisor is authorized when placing portfolio transactions, if applicable, for the Portfolio to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Advisor has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services to the Advisor or the Portfolio in exchange for the direction by the Advisor of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. Although certain research services from broker/dealers may be useful to the Portfolio and to the Advisor, it is the opinion of the Advisor that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than the Portfolio and not all such information is used by the Advisor in connection with the Portfolio. Conversely, such information provided to the Advisor by broker/dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to the Portfolio.

It is likely that the broker-dealers selected based on the foregoing considerations will include firms that also sell shares of the Scudder Funds to their customers. However, the Advisor does not consider sales of Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Scudder Funds.

The Portfolio is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) that the Portfolio has acquired during its most recent fiscal year. As of September 30, 2004, the Portfolio owned the following securities of its regular brokers or dealers:




--------------------------------------- ----------------------------------------
Name of Regular Broker or Dealer or     Value of Securities Owned as of
Parent (Issuer)                         September 30, 2004
--------------------------------------- ----------------------------------------
                                         $
--------------------------------------- ----------------------------------------
                                         $
--------------------------------------- ----------------------------------------
                                         $
--------------------------------------- ----------------------------------------
                                         $
--------------------------------------- ----------------------------------------
                                         $
--------------------------------------- ----------------------------------------
                                         $
--------------------------------------- ----------------------------------------
                                         $
--------------------------------------- ----------------------------------------
                                         $
--------------------------------------- ----------------------------------------
                                         $
--------------------------------------- ----------------------------------------
                                         $
--------------------------------------- ----------------------------------------
                                         $
--------------------------------------- ----------------------------------------
                                         $
--------------------------------------- ----------------------------------------
                                         $
--------------------------------------- ----------------------------------------
                                         $
--------------------------------------- ----------------------------------------
                                         $
--------------------------------------- ----------------------------------------


                               Portfolio Turnover
                               ------------------


The portfolio turnover rate measures the frequency that the Portfolio sells and replaces the value of its securities within a given period. A 100% annual turnover rate would occur, for example, if all portfolio securities (excluding short-term obligations) were replaced once in a period of one year, or if 10% of the portfolio securities were replaced ten times in one year. The rate of portfolio turnover of the Portfolio may exceed that of certain other mutual funds with the same investment objectives. High turnover can increase the Portfolio's transaction costs thereby lowering its returns. For the fiscal years ended September 30, 2003 and September 30, 2004, the Portfolio's turnover rates were 304% and 99%, respectively.

                               Portfolio Holdings
                               ------------------

The Fund's complete portfolio holdings as of the end of each calendar month are posted on www.scudder.com ordinarily on the 15th day of the following calendar month, or the first business day thereafter. This posted information generally remains accessible at least until the Fund files its Form N-CSR or N-Q with the Securities and Exchange Commission ("SEC") for the period that includes the date as of which the www.scudder.com information is current (expected to be at least three months). The Fund does not disseminate nonpublic information about portfolio holdings except in accordance with policies and procedures adopted by the Fund.

The Fund's procedures permit nonpublic portfolio holdings information to be shared with affiliates of DeAM, Inc. sub-advisers, custodians, independent registered public accounting firm, securities lending agents and other service providers to the Fund who require access to this information to fulfill their duties to the Fund, subject to the requirements described below. This information may also be disclosed to certain mutual fund analysts and rating and tracking agencies, such as Lipper, or other entities if the Fund has a legitimate business purpose in providing the information sooner than 15 days after month-end or on a more frequent basis, as applicable, subject to the requirements described below.

Prior to any disclosure of the Fund's nonpublic portfolio holdings information to the foregoing types of entities or persons, a person authorized by the Fund's Trustees must make a good faith determination in light of the facts then known that the Fund has a legitimate business purpose for providing the information, that the disclosure is in the best interest of the Fund, and that the recipient assents or otherwise has a duty to keep the information confidential and agrees not to disclose, trade or make any investment recommendation based on the information received. Periodic reports regarding these procedures will be provided to the Fund's Trustees.


                        PURCHASE AND REDEMPTION OF SHARES

General Information

Scudder Distributors, Inc. ("SDI") serves as distributor of the Fund's Shares pursuant to the Distribution Agreement. The terms and conditions of the Distribution Agreement are exactly the same as the Distribution Agreement with ICC Distributors, Inc., the former distributor of the Fund. SDI is a wholly owned subsidiary of Deutsche Bank AG. The address of SDI is 222 South Riverside Plaza, Chicago, IL 60606.

Shares of the Fund are distributed by SDI. The Fund offers two classes of Shares, Investment and Institutional. General information on how to buy Shares is set forth in "How to Invest in the Fund" in the Prospectuses. The following supplements that information.

The Fund offers shares only to participant-directed employee benefit plans. Sales are made either (1) directly or (2) indirectly through vehicles such as insurance company separate accounts or bank collective funds. Plans investing in the Fund are required to impose certain restrictions on their participants' ability to exchange shares of the Fund. Benefit plans investing in the Fund must limit their participants' ability to direct a withdrawal from the Fund to the following circumstances:

o        upon  the  plan   participant's   death,   retirement,   disability  or
         termination;

o to fund plan participant loans and other "in service" withdrawals (not subject to IRS penalty tax) made pursuant to the terms of the plan; and

o for transfers to other plan investment options that are not competing funds. Transfers between the Fund and a non-competing fund will be required to remain in the non-competing fund for a period of at least three months before transfer to a competing fund.

Policies and procedures affecting transactions in Fund shares can be changed at any time without notice, subject to applicable law. Transactions may be contingent upon proper completion of application forms and other documents by shareholders and their receipt by the Fund's agents. Transaction delays in processing (and changing account features) due to circumstances within or beyond the control of the Fund and its agents may occur. Shareholders (or their financial service firms) are responsible for all losses and fees resulting from bad checks, cancelled orders or the failure to consummate transactions effected pursuant to instructions reasonably believed to be genuine.

A distribution will be reinvested in shares of the same Fund and class if the distribution check is returned as undeliverable.

Orders will be confirmed at a price based on the net asset value of the Fund next determined after receipt in good order by SDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value and received in good order by SDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date").

Certificates. Share certificates will not be issued. Share certificates now in a shareholder's possession may be sent to the transfer agent for cancellation and book-entry credit to such shareholder's account. Certain telephone and other procedures require book-entry holdings. Shareholders with outstanding certificates bear the risk of loss.

Use of Financial Services Firms. Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Fund's shares, including higher minimum investments, and may assess transaction or other fees. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services. Firms also may hold a Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent, Scudder Investments Service Company (the "Transfer Agent") will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund through the Shareholder Service Agent for record-keeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing, including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of SDI, may receive compensation from the Fund through the Shareholder Service Agent for these services.

Purchases

The Fund reserves the right to withdraw all or any part of the offering made by its Prospectus and to reject purchase orders for any reason. Also, from time to time, the Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of the Fund may be permitted to continue to purchase additional shares of such class and to have dividends reinvested.

The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number.

Fees generally charged to IRA accounts will be charged to accounts of Deutsche or Scudder employees and directors.

Financial Services Firms' Compensation. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients, and SDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers.


SDI may, from time to time, pay or allow to firms a 1% commission on the amount of shares of the Fund sold under the following conditions: (i) the purchased shares are held in a Scudder IRA account, (ii) the shares are purchased as a direct "roll over" of a distribution from a qualified retirement plan account maintained on the subaccount record keeping system maintained for
Scudder-branded plans by ADP, Inc. under an alliance with SDI and its affiliates, (iii) the registered representative placing the trade is a member of ProStar, a group of persons designated by SDI in acknowledgment of their dedication to the employee benefit plan area; and (iv) the purchase is not otherwise subject to a commission.

In addition to the discounts or commissions described herein and in the prospectuses, SDI, the Advisor, or its affiliates may pay or allow additional discounts, commissions or promotional incentives, in the form of cash, to firms that sell shares of the Fund. In some instances, such amounts may be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Fund, or other Funds underwritten by SDI.

Purchase of Institutional Class Shares. Information on how to buy Institutional Class shares is set forth in the section entitled "How to Invest in the Fund" in the Fund's Institutional Class Prospectus. The following supplements that information. As of August 13, 2004, the minimum initial investment required for the Institutional Class shares is $1,000,000. The minimum amounts required for initial or subsequent investments may be changed at any time in management's discretion.


The Fund will be deemed to have received a purchase or redemption order when an authorized broker, service organization or, if applicable, an authorized designee, accepts the order. Shares of the Fund may be purchased or redeemed on any Business Day at the net asset value next determined after receipt of the order, in good order, by the Transfer Agent. Investors who invest through authorized brokers, service organizations or their designated intermediaries should submit purchase and redemption orders directly to their broker, service organization or designated intermediary. The broker or intermediary may charge you a transaction fee.

For information on retirement distributions, contact your Service Agent or call the Transfer Agent at (800) 730-1313.

Redemptions

The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange (the "Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for a Fund to determine the value of its net assets, or (c) for such other periods as the SEC may by order permit for the protection of a Fund's shareholders.

A request for repurchase (confirmed redemption) may be communicated by a shareholder through a financial services firm to SDI, which firm must promptly submit orders to be effective.

Redemption requests must be unconditional. Redemption requests (and a stock power for certificated shares) must be duly endorsed by the account holder. As specified in the Prospectus, signatures may need to be guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other financial institution permitted by SEC rule. Additional documentation may be required, particularly from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

If the proceeds of the redemption are $100,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. This privilege may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 15 days of the redemption request.

In-kind Redemptions. The Fund reserves the right to honor any request for redemption or repurchase by making payment in whole or in part in readily marketable securities. These securities will be chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value. A shareholder may incur transaction expenses in converting these securities to cash.

                                    DIVIDENDS

The Fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. The Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the Fund may retain all or part of such gain for reinvestment after paying the related federal taxes, for which shareholders may then be able to claim a credit against their federal tax liability. If the Fund does not distribute the amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, the Fund may be subject to that excise tax. In certain circumstances, the Fund may determine that it is in the interest of shareholders to distribute less than the required amount.
Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

Income and capital gain dividends, if any, of the Fund will be credited to shareholder accounts in full and fractional shares of the same class of the Fund at net asset value on the reinvestment date, except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:

1. To receive income and short-term capital gain dividends in cash and long-term capital gain dividends in shares of the same class at net asset value; or

2.       To receive income and capital gain dividends in cash.

Dividends will be reinvested in Shares of the same class of the Fund unless shareholders indicate in writing that they wish to receive them in cash. The Fund will reinvest dividend checks (and future dividends) in shares of that same Fund and class if checks are returned as undeliverable. Dividends and other distributions of the Fund in the aggregate amount of $10 or less are automatically reinvested in shares of the Fund unless the shareholder requests that such policy not be applied to the shareholder's account.

If a shareholder has elected to reinvest any dividends and/or other distributions, such distributions will be made in shares of the Fund and confirmations will be mailed to each shareholder. If a shareholder has chosen to receive cash, a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable, whether made in shares or cash.

Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions in the prior calendar year.

The Fund may at any time vary its foregoing dividend practices and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as its Board determines appropriate under the then current circumstances. In particular, and without limiting the foregoing, the Fund may make additional distributions of net investment income or capital gain net income in order to satisfy the minimum distribution requirements contained in the Code.

                                 NET ASSET VALUE

The net asset value of shares of the Fund is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined separately for each class of shares by dividing the value of the total assets of the Fund attributable to the shares of that class, less all liabilities attributable to that class, by the total number of shares of that class outstanding. The per share net asset value may be lower for certain classes of the Fund because of higher expenses borne by these classes.



Debt securities are valued as follows. Money market instruments purchased with an original or remaining maturity of 60 days or less, maturing at par, are valued at amortized cost. Other money market instruments are valued based on information obtained from an approved pricing agent or, if such information is not readily available, by using matrix pricing techniques (formula driven calculations based primarily on current market yields). Bank loans are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, based on quotations or evaluated prices obtained from one or more broker-dealers. Privately placed debt securities, other than Rule 144A debt securities, initially are valued at cost and thereafter based on all relevant factors including type of security, size of holding and restrictions on disposition. Municipal debt securities are valued at prices supplied by an approved pricing agent (which are intended to reflect the bid prices), if available, and otherwise at the average of the most recent bid and asked quotations or evaluated prices obtained from two broker-dealers. Other debt securities not addressed above are valued at prices supplied by an approved pricing agent, if available, and otherwise at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. If it is not possible to value a particular debt security pursuant to the above methods, the security is valued on the basis of factors including (but not limited to) maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.

If market quotations for a portfolio asset are not readily available or the value of a portfolio asset as determined in accordance with Board-approved procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Fund's Pricing Committee (or, in some cases, the Board's Valuation Committee), represents fair market value. The value of other portfolio holdings owned by the Fund is determined in a manner which is intended to fairly reflect the fair market value of the asset on the valuation date, based on valuation procedures adopted by the Fund's Board and overseen primarily by the Fund's Pricing Committee.

                              TRUSTEES AND OFFICERS

                   Officers and Board of Trustees of the Trust
                   -------------------------------------------

The overall business and affairs of the Trust and the Fund are managed by the Board of Trustees. The Board approves all significant agreements between the Trust/Fund and persons or companies furnishing services to the Trust/Fund, including the Trust/Fund agreements with its investment advisor, administrator, distributor, custodian and transfer agent. The Board of Trustees and the executive officers are responsible for managing the Trust/Fund affairs and for exercising the Trust/Fund powers except those reserved for the shareholders and those assigned to the Advisor or other service providers. Each Trustee holds office until he or she resigns, is removed or a successor is elected and qualified. Each Officer is annually elected to serve until he or she resigns, is removed or a successor has been duly elected and qualified.

The following information is provided for each Trustee and Officer of the Trust and the Fund's Board as of the end of the most recently completed calendar year. The first section of the table lists information for each Trustee who is not an "interested person" of the Trust and the Fund (as defined in the 1940 Act) (an "Independent Trustee"). Information for each Non-Independent Trustee (an "Interested Trustee") follows. The Interested Trustees are considered to be interested persons as defined by the 1940 Act because of their employment with either the Fund's advisor and/or underwriter or their affiliates. The mailing address for the Trustees and Officers with respect to Fund operations is One South Street, Baltimore, Maryland, 21202.

Independent Trustees


--------------------------------------------------------------------------------------------------------------------
Name, Date of Birth,
Position with the                                                                                Number of Funds
Fund and Length of Time    Business Experience and Directorships                                 in the Fund
Served^1,^2                During the Past 5 Years                                               Complex Overseen
--------------------------------------------------------------------------------------------------------------------
Joseph R. Hardiman         Private Equity Investor (January 1997 to present); Director, Corvis           55
5/27/37                    Corporation^3 (optical networking equipment) (July 2000 to present),
Chairman since 2004 and    Brown Investment Advisory & Trust Company (investment advisor)
Trustee since 2002         (February 2001 to present), The Nevis Fund (registered investment company) (July 1999 to present), and ISI Family of Funds
                           (registered investment companies) (March 1998 to present).
                           Formerly, Director, Soundview Technology Group Inc.
                           (investment banking) (July 1998 to January 2004) and Director,
                           Circon Corp.^3 (medical instruments) (November 1998-January
                           1999); President and Chief Executive Officer, The National
                           Association of Securities Dealers, Inc. and The NASDAQ Stock
                           Market, Inc. (1987-1997); Chief Operating Officer of Alex.
                           Brown & Sons Incorporated (now Deutsche Bank Securities Inc.)
                           (1985-1987); General Partner, Alex. Brown & Sons Incorporated
                           (now Deutsche Bank Securities Inc.) (1976-1985)
--------------------------------------------------------------------------------------------------------------------


                                       35

--------------------------------------------------------------------------------------------------------------------
Name, Date of Birth,
Position with the                                                                                Number of Funds
Fund and Length of Time    Business Experience and Directorships                                 in the Fund
Served^1,^2                During the Past 5 Years                                               Complex Overseen
--------------------------------------------------------------------------------------------------------------------
Richard R. Burt            Chairman, Diligence LLC (international information collection and             57
2/3/47                     risk -management firm (September 2002 to present); Chairman, IEP
Trustee since 2002         Advisors, Inc. (July 1998 to present); Member of the Board,
                           Hollinger International, Inc.^3 (publishing) (September 1995 to present), HCL Technologies Limited (information technology)
                           (April 1999 to present), UBS Mutual Funds (formerly known as
                           Brinson and Mitchell Hutchins families of funds) (registered investment companies) (September 1995 to present); and Member,
                           Textron Inc.^3 International Advisory Council (July 1996 to
                           present). Formerly, Partner, McKinsey & Company (consulting)
                           (1991-1994) and US Chief Negotiator in Strategic Arms
                           Reduction Talks (START) with former Soviet Union and US
                           Ambassador to the Federal Republic of Germany (1985-1991);
                           Member of the Board, Homestake Mining^3 (mining and
                           exploration) (1998-February 2001), Archer Daniels Midland
                           Company^3 (agribusiness operations) (October 1996-June 2001)
                           and Anchor Gaming (gaming software and equipment) (March 1999
                           -December 2001); Chairman of the Board, Weirton Steel
                           Corporation^3 (April 1996-2004)
--------------------------------------------------------------------------------------------------------------------
S. Leland Dill             Trustee, Phoenix Euclid Market Neutral Funds (since May 1998),                 55
3/28/30                    Phoenix Funds (24 portfolios)  (since May 2004)  (registered  investment
Trustee since 1986 for     companies); Retired (since 1986). Formerly, Partner, KPMG Peat
Scudder Advisor Funds and  Marwick (June 1956-June 1986); Director, Vintners International
since 1993 for Scudder     Company Inc. (wine vintner) (June 1989-May 1992),  Coutts (USA)
Investment Portfolios      International (January  1992-March 2000), Coutts Trust Holdings Ltd.,
                           Coutts Group (private bank) (March 1991-March 1999); General
                           Partner, Pemco (investment company) (June 1979-June 1986); Trustee,
                           Phoenix Zweig Series Trust (September 1989-May 2004)
--------------------------------------------------------------------------------------------------------------------
Martin J. Gruber           Nomura Professor of Finance, Leonard N. Stern School of Business, New         55
7/15/37                    York University (since September 1964); Trustee (since January 2000)
Trustee since 1999 for     and Chairman of the Board (since February 2004), CREF (pension fund);
Scudder Advisor Funds and  Trustee of the TIAA-CREF Mutual funds (53 portfolios) (since February
Scudder Investment         2004); Director, Japan Equity Fund, Inc. (since January 1992), Thai
Portfolios                 Capital Fund, Inc. (since January 2000) and Singapore Fund, Inc.
                           (since January 2000) (registered investment companies). Formerly,
                           Trustee, TIAA (pension fund) (January 1996-January 2000); Director,
                           S.G. Cowen Mutual Funds (January 1985- January 2001)
--------------------------------------------------------------------------------------------------------------------


                                       36

--------------------------------------------------------------------------------------------------------------------
Name, Date of Birth,
Position with the                                                                                Number of Funds
Fund and Length of Time    Business Experience and Directorships                                 in the Fund
Served^1,^2                During the Past 5 Years                                               Complex Overseen
--------------------------------------------------------------------------------------------------------------------
Richard J. Herring         Jacob Safra Professor of International Banking and Professor, Finance         55
2/18/46                    Department, The Wharton School, University of Pennsylvania (since
Trustee since 1999 for     July 1972); Director, Lauder Institute of International Management
Scudder Advisor Funds and  Studies (since July 2000); Co-Director, Wharton Financial
Scudder Investment         Institutions Center (since July 2000).  Formerly, Vice Dean and
Portfolios                 Director, Wharton Undergraduate Division (July 1995-June 2000)
--------------------------------------------------------------------------------------------------------------------
Graham E. Jones            Senior Vice President, BGK Realty, Inc. (commercial real estate)              55
1/31/33                    (since 1995); Trustee, 8 open-end mutual funds managed by Weiss,
Trustee since 2002         Peck & Greer (since 1985) and Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 1998)
--------------------------------------------------------------------------------------------------------------------
Rebecca W. Rimel           President and Chief Executive Officer, The Pew Charitable Trusts              55
4/10/51                    (charitable foundation) (1994 to present); Executive Vice President,
Trustee since 2002         The Glenmede Trust Company (investment trust and wealth management)
                           (1983 to present)
--------------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.       Principal, Philip Saunders Associates (economic and financial                 55
10/11/35                   consulting) (since November 1988). Formerly, Director, Financial
Trustee since 1986 for     Industry Consulting, Wolf & Company (consulting) (1987-1988);
Scudder Advisor Funds and  President, John Hancock Home Mortgage Corporation (1984-1986);
since 1993 for Scudder     Senior Vice President of Treasury and Financial Services, John
Investment Portfolios      Hancock Mutual Life Insurance Company, Inc. (1982-1986)
--------------------------------------------------------------------------------------------------------------------
William N. Searcy          Private investor since October 2003; Trustee of 18 open-end mutual         55
9/03/46                    funds managed by Sun Capital Advisers, Inc. (since October 1998).
Trustee since 2002         Formerly, Pension & Savings Trust Officer, Sprint Corporation3
                           (telecommunications) (since November 1989)
--------------------------------------------------------------------------------------------------------------------
Robert H. Wadsworth        President, Robert H. Wadsworth Associates, Inc. (consulting firm)            145
1/29/40                    (May 1983 to present).  Formerly, President and Trustee, Trust for
Trustee since 2002         Investment Managers (registered investment company) (April 1999-
                           June 2002).  President, Investment Company Administration, L.L.C.
                           (January 1992*-July 2001); President, Treasurer and Director, First
                           Fund Distributors, Inc. (June 1990-January 2001); Vice President,
                           Professionally Managed Portfolios (May 1991-January 2001) and
                           Advisors Series Trust (October 1996-January 2001) (registered investment companies)
                           *  Inception  date of the  corporation  which was the
                           predecessor to the L.L.C.
--------------------------------------------------------------------------------------------------------------------



                                       37

Interested Trustee

--------------------------------------------------------------------------------------------------------------------
William N. Shiebler^4     Chief Executive Officer in the Americas for Deutsche Asset Management          142
(1942)                    ("DeAM") and a member of the DeAM Global Executive Committee (since
Trustee, 2004-present     2002); Vice Chairman of Putnam Investments, Inc. (1999); Director and
                          Senior Managing Director of Putnam Investments, Inc. and President,
                          Chief Executive Officer, and Director of Putnam Mutual Funds Inc.
                          (1990-1999)
--------------------------------------------------------------------------------------------------------------------

Officers

--------------------------------------------------------------------------------------------------------------------
Name, Date of Birth,
Position with the
Fund and Length of Time    Business Experience and Directorships
Served^1,^2                During the Past 5 Years
--------------------------------------------------------------------------------------------------------------------
Julian F. Sluyters^5       Managing Director, Deutsche Asset Management (since May 2004); President and Chief
7/14/60                    Executive Officer of The Germany Fund, Inc., The New Germany Fund, Inc., The Central
President and Chief        Europe and Russia Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., Scudder
Executive Officer since    Global High Income Fund, Inc. and Scudder New Asia Fund, Inc. (since May 2004);
2004                       President and Chief Executive Officer, UBS Fund Services (2001-2003); Chief
                           Administrative Officer (1998-2001) and Senior Vice President and Director of Mutual
                           Fund Operations (1991 to 1998) UBS Global Asset Management
--------------------------------------------------------------------------------------------------------------------
Kenneth Murphy^6           Vice President, Deutsche Asset Management (2000-present).  Formerly, Director, John
10/13/63                   Hancock Signature Services (1992-2000)
Vice President and
Anti-Money Laundering
Compliance Officer since
2002
--------------------------------------------------------------------------------------------------------------------
Paul Schubert^5 (1963)     Managing Director, Deutsche Asset Management (since July 2004). Formerly, Executive
Chief Financial Officer,   Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds at UBS
2004-present               Global Asset Management (1994-2004)
--------------------------------------------------------------------------------------------------------------------
Charles A. Rizzo^6         Managing Director, Deutsche Asset Management (since April 2004). Formerly, Director,
8/5/57                     Deutsche Asset Management (April 2000-March 2004); Vice President and Department Head,
Treasurer since 2002       BT Alex. Brown Incorporated (now Deutsche Bank Securities Inc.) (1998-1999); Senior
                           Manager, Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP) (1993-1998)
--------------------------------------------------------------------------------------------------------------------


                                       38

--------------------------------------------------------------------------------------------------------------------
Name, Date of Birth,
Position with the
Fund and Length of Time    Business Experience and Directorships
Served^1,^2                During the Past 5 Years
--------------------------------------------------------------------------------------------------------------------
John Millette^6            Director, Deutsche Asset Management
8/23/62
Secretary since 2003
--------------------------------------------------------------------------------------------------------------------
Lisa Hertz^5 (1970)        Assistant Vice President, Deutsche Asset Management
Assistant Secretary,
2004-present
--------------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch           Managing Director, Deutsche Asset Management (2002-present) and Director, Deutsche
3/27/54                    Global Funds Ltd. (2002-present). Formerly, Director, Deutsche Asset Management
Assistant Secretary since  (1999-2002), Principal, BT Alex. Brown Incorporated (now Deutsche Bank Securities
2003                       Inc.) (1998-1999); Assistant General Counsel, United States Securities and Exchange
                           Commission (1993-1998)
--------------------------------------------------------------------------------------------------------------------
Caroline Pearson^6         Managing Director, Deutsche Asset Management
4/1/62
Assistant Secretary,
since 2002
--------------------------------------------------------------------------------------------------------------------
Bruce A. Rosenblum         Director, Deutsche Asset Management
9/14/60
Vice President since 2003
and Assistant Secretary
since 2002
--------------------------------------------------------------------------------------------------------------------
Kevin M. Gay^6             Vice President, Deutsche Asset Management
11/12/59
Assistant Treasurer since
2004
--------------------------------------------------------------------------------------------------------------------
Salvatore Schiavone^6      Director, Deutsche Asset Management
11/03/65
Assistant Treasurer since
2003
--------------------------------------------------------------------------------------------------------------------
Kathleen Sullivan          Director, Deutsche Asset Management
D'Eramo^6
1/27/57
Assistant Treasurer since
2003
--------------------------------------------------------------------------------------------------------------------

                                       39

--------------------------------------------------------------------------------------------------------------------
Name, Date of Birth,
Position with the
Fund and Length of Time    Business Experience and Directorships
Served^1,^2                During the Past 5 Years
--------------------------------------------------------------------------------------------------------------------
Philip Gallo^5 8/2/62      Managing Director, Deutsche Asset Management (2003-present).  Formerly, Co-Head of
Chief Compliance Officer   Goldman Sachs Asset Management Legal (1994-2003)
2004-present
--------------------------------------------------------------------------------------------------------------------


^1 Unless otherwise indicated, the mailing address of each Trustee and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.


^2 Length of time served represents the date that each Trustee or Officer first began serving in that position with Scudder Advisor Funds of which this fund is a series.


^3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.


^4 Mr. Shiebler is a Trustee who is an "interested person" within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Shiebler is a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank AG and its affiliates. Mr. Shiebler's business address is 280 Park Avenue, New York, New York.

^5       Address: 345 Park Avenue, New York, New York

^6       Address: Two International Place, Boston, Massachusetts 02110


Each officer also holds similar positions for other investment companies for which the Advisor or an affiliate serves as the advisor.


Officer's Role with Principal Underwriter: Scudder Distributors, Inc.


Caroline Pearson                 Secretary

Ownership in the Fund


                                                                             Aggregate Dollar Range of
                                         Dollar Range of Beneficial          Ownership as of 12/31/04
                                               Ownership in                  in all Funds Overseen by
Trustee                                    PreservationPlus Fund           Trustee in the Fund Complex2
-------                                    ---------------------           ----------------------------

Independent Trustees:
---------------------

Richard R. Burt                                        None                             Over $100,000
S. Leland Dill                                         None                             Over $100,000
Martin J. Gruber                                       None                             Over $100,000
Joseph R. Hardiman                                     None                             Over $100,000
Richard J. Herring                                     None                             Over $100,000
Graham E. Jones                                        None                             Over $100,000

Rebecca W. Rimel                                       None                             Over $100,000


                                       40

                                                                             Aggregate Dollar Range of
                                         Dollar Range of Beneficial          Ownership as of 12/31/04
                                               Ownership in                  in all Funds Overseen by
Trustee                                    PreservationPlus Fund           Trustee in the Fund Complex2
-------                                    ---------------------           ----------------------------

Philip Saunders, Jr.                                   None                             Over $100,000

William N. Searcy                                      None                             Over $100,000

William N. Shiebler                                    None                             Over $100,000
Robert H. Wadsworth                                    None                             Over $100,000

`

^1 The amount shown includes share equivalents of funds which the board member is deemed to be invested pursuant to the Fund's deferred compensation plan. The inclusion therein of any shares deemed beneficially owned does not constitute an admission of beneficial ownership of the shares.

^2 Securities beneficially owned as defined under the 1934 Act include direct and/or indirect ownership of securities where the Trustee's economic interest is tied to the securities, employment ownership and securities when the Trustee can exert voting power and when the Trustee has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, over $100,000.


The Trust does not require employees, and none of the executive officers devotes full time to the affairs of the Trust or receives any compensation from the Fund.


As of December 31, 2004, the Trust's Trustees and Officers as a group owned less than 1% of any class of the Fund's outstanding shares.

To the Fund's knowledge, as of January 19, 2005, no person owned of record or beneficially 5% or more of each class of the Fund's outstanding shares, except as noted below.

397,741.986 shares in the aggregate, or 24% of the outstanding Institutional Class shares, were held in the name of First Clearing LLC, A/C 85857079, Viking Yacht Co Sav Plan, Ernest N Nepa Ttee, 1 Makefield Rd, Morrisville, PA 19067-5011.

187,533.323 shares in the aggregate, or 11% of the outstanding Institutional Class shares, were held in the name of Jupiter & Co., C/O Investors Bank and Trust, PO Box 9130, Boston, MA 02117-9130.

147,688.668 shares in the aggregate, or 9% of the outstanding Institutional Class shares, were held in the name of MCB Trust Services Cust, FBO Halifax Staffing Inc. 403(B) Pl, A/C 07C16772, 700 17th Street, Suite 300, Denver, CO 80202-3531.

570,439.833 shares in the aggregate, or 34% of the outstanding Institutional Class shares, were held in the name of SEI Private Trust Company, C/O 61, ATTN Mutual Fund Administrator, One Freedom Valley Dr, Oaks, PA 19456.

2,014,190.234 shares in the aggregate, or 16% of the outstanding Investment Class shares, were held in the name of T Rowe Price Retirement Plan Services FBO Retirement Plan Clients, 4515 Painters Mill Rd, Owings Mills, MD 21117-4903.

8,503,349.185 shares in the aggregate, or 68% of the outstanding Investment Class shares, were held in the name of Smith Barney Corp Trust Co Ttee U/A 4/21/95 FBO Copeland Retirement Group Trust, Attn Plan Valuation Services, PO Box 1063, East Brunswick, NJ 08816-1063.

1,767,587.962 shares in the aggregate, or 14% of the outstanding Investment Class shares, were held in the name of Wilmington Trust Co Trustee FBO Legacy Health System Tax Deferred Annuity Plan A/C 55451-1, C/O Mutual Funds, PO Box 8880, Wilmington, DE 19899-8880.


Ownership in Securities of the Advisor and Related Companies


As reported to the Fund, the information in the following table reflects ownership by the Independent Trustees and their immediate family members of certain securities as of December 31, 2004. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in the Advisor or principal underwriter of the Fund and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund (including Deutsche Bank AG).

                                                                                    Value of
                                  Owner and                                      Securities on       Percent of
Independent                      Relationship                      Title of      an Aggregate       Class on an
Trustee                           to Trustee         Company         Class           Basis        Aggregate Basis
-------                           ----------         -------         -----           -----        ---------------


Richard R. Burt                                        None
S. Leland Dill                                         None
Martin J. Gruber                                       None
Joseph R. Hardiman                                     None
Richard Herring                                        None
Graham E. Jones                                        None
Rebecca W. Rimel                                       None
Philip Saunders, Jr.                                   None
William N. Searcy                                      None
Robert H. Wadsworth                                    None


Information Concerning Committees and Meetings of Trustees. The Boards of Trustees of the Trust and the Fund met ___ times during the calendar year ended December 31, 2004 and each Trustee attended at least ___% of the meetings of the Boards and meetings of the committees of the Boards of Trustees on which such Trustee served.


Board Committees.  The Fund's Board currently has the following committees:


Audit and Compliance Committee: The Audit and Compliance Committee selects the independent registered public accounting firm for the Fund, confers with the independent registered public accounting firm regarding the Fund's financial statements, the results of audits and related matters, and performs such other tasks as it deems necessary or appropriate. The Audit and Compliance Committee approves all significant services proposed to be performed by the independent registered public accounting firm and considers the possible effect of such services on their independence. The members of the Audit and Compliance Committee are S. Leland Dill (Chair) and all of the Non-Interested Trustees. The Audit and Compliance Committee met ___ times during the calendar year ended December 31, 2004.

Nominating and Governance Committee: The primary responsibilities of the Nominating and Governance Committee, consisting of all the Independent Trustees, are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The Nominating and Governance Committee also evaluates and nominates Board member candidates. The Nominating and Governance Committee, which meets as often as deemed appropriate by the Committee, met ___ times during the calendar year ended December 31, 2004.

Valuation Committee: The Valuation Committee is authorized to act for the Board of Trustees in connection with the valuation of securities held by the Fund in accordance with the Fund's Valuation Procedures. Messrs. Saunders (Chair) and Wadsworth are members of the Committee with Messrs. Burt, Dill, Gruber, Hardiman, Herring, Jones, Searcy and Ms. Rimel as alternates. Two Trustees are required to constitute a quorum for meetings of the Valuation Committee. The Valuation Committee met ___ times during the calendar year ended December 31, 2004.

Additional Committees: On February 25, 2003, the Board of Trustees organized a Fixed Income Committee, an Equity Committee and an Operations Committee. The members of the Fixed Income Committee are Messrs. Jones and Searcy (Chair) and Ms. Rimel. The members of the Equity Committee are Messrs. Burt, Gruber, Hardiman (Chair) and Herring. The members of the Operations Committee are Messrs. Dill, Saunders and Wadsworth (Chair). The Fixed Income, Equity and Operations Committees periodically review the investment performance and operations of the Fund. The Fixed Income Committee met ___ times, the Equity Committee met ___ times and the Operations Committee met ___ times during the calendar year ended December 31, 2004.


Officers of the Fund receive no direct remuneration from the Fund. Officers and Trustees of the Fund who are officers or Trustees of the Advisor may be considered to have received remuneration indirectly. As compensation for his or her services, each Independent Trustee of the Fund receives an aggregate annual fee, plus a fee for each Board and Committee meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairperson of the Fund Complex's Audit and Compliance Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.


Members of the Board of Trustees who are employees of the Advisor or its affiliates receive no direct compensation from the Fund, although they are compensated as employees of the Advisor, or its affiliates, and as a result may be deemed to participate in fees paid by the Fund. The following table shows compensation received by each Trustee from the Fund and the Portfolio Trust and aggregate compensation from the Fund Complex during the calendar year 2004.

                                                                           Total Compensation
                                                         Pension or         Paid to Trustee
                                                    Retirement Benefits     from the Fund        Total Deferred
Name of                       Compensation from     Accrued as Part of       and the Fund       Compensation from
Trustee                       Fund and Portfolio      Fund Expenses            Complex1            Fund Complex
-------                       ------------------      -------------            --------            ------------

Richard R. Burt                      $1,808                     $ 0              $198,370

S. Leland Dill                       $1,776                     $ 0              $155,500

Martin J. Gruber                     $1,638                     $ 0              $136,000

Joseph R. Hardiman^2                 $1,656                     $ 0              $139,000                 $57,154

Richard J. Herring^2                 $1,648                     $ 0              $138,000                 $56,554

Graham E. Jones                      $1,643                     $ 0              $137,000



                                       43

                                                                           Total Compensation
                                                         Pension or         Paid to Trustee
                                                    Retirement Benefits     from the Fund        Total Deferred
Name of                       Compensation from     Accrued as Part of       and the Fund       Compensation from
Trustee                       Fund and Portfolio      Fund Expenses            Complex1            Fund Complex
-------                       ------------------      -------------            --------            ------------

Rebecca W. Rimel^2                   $1,814                     $ 0              $164,120                $144,897

Philip Saunders, Jr. ^2              $1,648                     $ 0              $138,000                $126,888

William N. Searcy                    $1,740                     $ 0              $149,500

Robert H. Wadsworth                  $1,648                     $ 0              $171,000

^1 During calendar year 2004, the total number of funds overseen by each Trustee was ___ funds except for Messrs. Burt (___ funds), Gruber (___ funds), and Wadsworth (___ funds).

^2 Of the amounts payable to Ms. Rimel and Messrs. Hardiman, Herring and Saunders, $___, $___, $___ and $___, respectively, was deferred pursuant to a deferred compensation plan.


Certain funds in the fund Complex, including this Fund, have adopted a Retirement Plan for Trustees who are not employees of the Trust, the Trust's Administrator or its respective affiliates (the "Retirement Plan"). After completion of six years of service, each participant in the Retirement Plan will be entitled to receive an annual retirement benefit equal to a percentage of the fee earned by the participant in his or her last year of service. Upon retirement, each participant will receive annually 10% of such fee for each year that he or she served after completion of the first five years, up to a maximum annual benefit of 50% of the fee earned by the participant in his or her last year of service. The fee will be paid quarterly, for life, by each fund for which he or she serves. The Retirement Plan is unfunded and unvested. Such fees are allocated to each of the 25 funds that have adopted the Retirement Plan based upon the relative net assets of such fund.


Set forth in the table below are the estimated annual benefits payable to a participant upon retirement assuming various years of service and payment of a percentage of the fee earned by such participant in his or her last year of service, as described above. The approximate credited years of service at December 31, 2001 were as follows: for Ms. Rimel, 6 years; for Mr. Hardiman, 3 years; and for Mr. Burt and Mr. Wadsworth, 2 years.


                         Estimated Annual Benefits Payable By Fund Complex Upon Retirement

Years of Service                   Chairmen of Audit and Executive Committees                  Other Participants

6 years                                              $4,900                                          $3,900

7 years                                              $9,800                                          $7,800

8 years                                              $14,700                                        $11,700

9 years                                              $19,600                                        $15,600

10 years or more                                     $24,500                                        $19,500

Effective February 12, 2001, the Board of Trustees of the Trust, as well as each fund participating in the Retirement Plan, voted to amend the Plan as part of an overall review of the compensation paid to Trustees. The amendments provided that no further benefits would accrue to any current or future trustees and included a onetime payment of benefits accrued under the Plan to Trustees, as calculated based on the following actuarial assumptions: (1) retirement benefits at the later of age 65 or 10 years of service based on a 10% per year of service vesting schedule; (2) a 6% interest rate; and (3) rounding all calculations to the next whole year as of January 31, 2001. At each Trustee's election, this one-time payment could be transferred into the Deferred Compensation Plan, described below.


Any Trustee who receives fees from the Fund is permitted to defer 50% to 100% of his or her annual compensation pursuant to a Deferred Compensation Plan. Messrs. Burt, Wadsworth, Hardiman, and Ms. Rimel have each executed a Deferred Compensation Agreement. Currently, the deferring Trustees may select from among certain funds in the Scudder Family of funds in which all or part of their deferral account shall be deemed to be invested. Distributions from the deferring Trustees' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of ten years.


                                 Code of Ethics
                                 --------------


The Fund, the Advisor and the Fund's principal underwriter have each adopted codes of ethics under Rule 17j-1 under the 1940 Act. Board members, officers of the Trusts and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Fund, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.


                               Investment Advisor
                               ------------------

DeAM, Inc. is the Portfolio's investment advisor. DeAM, Inc. is a wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank AG is the parent company of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installment financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.

Affiliates of DeAM, Inc. may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers in various types of such obligations. DeAM, Inc. has informed the Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolio, DeAM, Inc. will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of DeAM, Inc., its parent or its subsidiaries or affiliates. Also, in dealing with its customers, DeAM, Inc., its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by DeAM, Inc. or any such affiliate.


For the fiscal years ended September 30, 2004, 2003 and 2002, DeAM, Inc. earned $767,342, $513,279 and $826,548, respectively, in compensation for investment advisory services. The Advisor waived $478,475 of the advisory fee for the fiscal year ended September 30, 2004.

For the year ended September 30, 2004, the Advisor and Administrator contractually agreed to waive their fees and reimburse expenses of the Fund to the extent necessary to maintain the annualized expenses of the classes of the

Fund as follows: Institutional Class shares at 0.40% and Investment Class shares at 0.65%. Under these agreements, the Advisor reimbursed additional expenses of $20,108.


The Portfolio is managed by a team of investment professionals who each play an important role in the Portfolio's management process. Team members work together to develop investment strategies and select securities for the Portfolio. This team works for the Advisor or its affiliates and is supported by a large staff of economists, research analysts, traders and other investment specialists. The Advisor or its affiliates believes its team approach benefits Fund investors by bringing together many disciplines and leveraging its extensive resources. Team members with primary responsibility for management of the Portfolio, as well as team members who have other ongoing management responsibilities for the Portfolio, are identified in the Fund's Prospectuses, as of the date of the Fund's Prospectuses. Composition of the team may change over time, and Fund shareholders and investors will be notified of changes affecting individuals with primary Portfolio management responsibility.

                           Advisory Contract Approval
                           --------------------------

The Investment Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Portfolio Trust Board of Trustees or by a majority of the outstanding voting securities of the Portfolio, and in either event, by a majority of the Independent Trustees of the Portfolio Trust Board who have no direct or indirect financial interest in such agreements, with such Independent Trustees casting votes in person at a meeting called for such purpose. In approving the continuation of the Portfolio's investment advisory agreement, the Board, including the Independent Trustees, carefully considered
(1) the nature and quality of services to be provided to the Portfolio; (2) the Advisor's compensation and profitability for providing such services; (3) the indirect costs and benefits of providing the advisory services; (4) the extent to which economies of scale are shared with the Portfolio through breakpoints or otherwise; and (5) comparative information on fees and expenses of similar mutual funds. Specifically, the Board considered the fact that the Advisor benefited, at least indirectly, from certain securities lending, custody and brokerage relationships between the Portfolio/Fund and affiliates of the Advisor (and that the Board received information regularly about these relationships). The Board also considered the nature and extent of benefits that the Advisor received from (i) arrangements to sweep the Portfolio's excess cash at the end of the day into an affiliated money market fund and (ii) the brokerage and research services it received from broker-dealers who executed portfolio transactions for the Portfolio. After requesting and reviewing such information as they deemed necessary, the Board concluded that the continuance of the Investment Advisory Agreement was in the best interests of the Portfolio and its shareholders. The Portfolio Trust or the Advisor may terminate the Investment Advisory Agreement on sixty days' written notice without penalty. The Investment Advisory Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act).

                                  Administrator
                                  -------------


Under the administration and services agreements dated July 1, 2001, Investment Company Capital Corp. ("ICCC" or the "administrator") provides such administrative services as the Board of Trustees of the Trust and the Portfolio reasonably deem necessary for the proper administration of the Trust or the Portfolio. ICCC will generally assist in all aspects of the Fund's and the Portfolio's operations; supply and maintain office facilities (which may be in ICCC's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, investment objectives and policies and with federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

For the years ended September 30, 2004, 2003, and 2002 the administrator earned $328,480, $189,714 and $118,885, respectively, from the Investment Class, and $86,374, $76,560 and $179,375, respectively, from the Institutional Class. For the 2002 fiscal year, the administrator earned $21,457 from the Institutional Service Class in compensation for administrative and other services provided to the Fund. During the same periods, the administrator reimbursed $157,707, $189,714 and $118,885, respectively, to the Investment Class, $86,374, $76,560 and $179,375, respectively, to the Institutional Class, and $21,457 to the Institutional Service Class to cover expenses. On April 30, 2002, the Institutional Service Class was closed.

For the years ended September 30, 2004, 2003 and 2002, the administrator earned $109,490, $76,738 and $124,643, respectively, for administrative and other services provided to the Portfolio.


                                   Distributor
                                   -----------

Scudder Distributors Inc. ("SDI"), an affiliate of the Advisor, is the principal distributor for Shares of the Fund. SDI is a registered broker-dealer with a principal business address of 222 South Riverside Plaza, Chicago, IL 60606.

                          Custodian and Transfer Agent
                          ----------------------------


State Street Bank and Trust Company, with offices at 225 Franklin Street, Boston, MA 02110, serves as custodian for the Trust and the Portfolio and holds the Fund's and Portfolio's assets.


Scudder Investments Service Company ("SISC"), 811 Main Street, Kansas City, Missouri 64105-2005, an affiliate of the Advisor, is the transfer and dividend disbursing agent for the Trust and the Portfolio. Prior to December 16, 2002, ICCC served as transfer agent for the Trust and the Portfolio under which it received the same rate of compensation now paid to SISC.

Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are born by SISC, not by the Fund.



            Counsel and Independent Registered Public Accounting Firm
            ---------------------------------------------------------

Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019, serves as counsel to the Trust. Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116, acts as independent registered public accounting firm of the Fund and the Portfolio.


                            ORGANIZATION OF THE TRUST

The Trust was organized on February 28, 1992. Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights.
Shareholders generally vote by Fund, except with respect to the election of Trustees.

Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides that liabilities of each series of the Trust (including the Fund) are chargeable only against assets of that series and that a creditor of one series may not seek satisfaction from the assets of another series. The Declaration of Trust also provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying the liability would be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

Whenever the Fund is requested to vote on matters pertaining to the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes proportionately as instructed by Fund shareholders. However, subject to applicable statutory and regulatory requirements, the Fund will not request a vote of its shareholders with respect to any proposal relating to the Portfolio that (a) if made with respect to the Fund, would not require the vote of the shareholders of the Fund or (b) is identical in all material respects to a proposal that has previously been approved by the Fund's shareholders. Any proposal submitted to holders of the Portfolio, and that is not required to be voted on by the Fund's shareholders, will nonetheless be voted on by the Trust Board.

                                      TAXES

The following is intended to be a general summary of certain federal income tax consequences of investing in the Fund. It is not intended as a complete discussion of the potential federal income tax consequences that may be applicable to the Fund or to all categories of investors, some of which may be subject to special tax rules. Investors are therefore advised to consult with their tax advisors before making an investment in the Fund. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

                              Taxation of the Fund
                              --------------------

The Fund intends to qualify annually to be treated as a regulated investment company under the Code. To so qualify, the Fund must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities and foreign currencies, or other income (including gains from options or futures contracts) derived with respect to its business of investing in such stock, securities or currencies and (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the value of its assets is represented by cash and cash items (including receivables), US government securities, securities of other regulated investment companies (such as the Portfolio) and other securities, with such other securities of any one issuer limited to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the issuer's outstanding voting securities and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than US government securities or the securities of other regulated investment companies).

As a regulated investment company, the Fund will not be subject to federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, the Fund must distribute to its shareholders at least the sum of (i) 90% of its "investment company taxable income" (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. The Fund will be subject to income tax at regular corporate rates (currently at a maximum rate of 35%) on any taxable income or gains that it does not distribute to its shareholders.

If the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to tax at regular corporate rates on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service.

The Code imposes a 4% nondeductible excise tax on the Fund to the extent it does not distribute by the end of any calendar year at least 98% of its ordinary income for that year and at least 98% of its capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or net capital gain retained by the Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under- or over-distribution, as the case may be, from the previous year. Although the Fund's distribution policies should enable it to avoid excise tax liability, the Fund may retain, and be subject to income or excise tax on, a portion of its capital gains or other income if it appears to be in the interest of the Fund.

If the Fund fails to qualify as a regulated investment company for any taxable year, all of its taxable income will be subject to federal income tax at regular corporate income tax rates, without any deduction for distributions to shareholders.

                            Taxation of the Portfolio
                            -------------------------

The Portfolio has elected to be treated as a regulated investment company under the Code and has qualified as such since its inception. The Portfolio intends to continue to so qualify in each taxable year as required under the Code in order to avoid payment of federal income tax at the Portfolio level. The Portfolio is subject to the same asset diversification and income distribution requirements applicable to the Fund and as discussed above.

The Portfolio's use of options, futures contracts, forward contracts (to the extent permitted) and certain other strategic transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income, defer losses, cause adjustments in the holding periods of portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors. The Portfolio will monitor its transactions, make the appropriate tax elections and make the appropriate entries in its books and records in order to mitigate the effect of these rules and prevent disqualification of the Portfolio as a regulated investment company.

Income (including, in some cases, capital gains) received by the Portfolio from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. The Portfolio will not be eligible to elect to treat any foreign taxes it pays as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by the Portfolio will reduce the return from the Fund's investments.

A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the Portfolio each year, even though the Portfolio will not receive cash interest payments from these securities. This original issue discount imputed income will comprise a part of the investment company taxable income of the Portfolio, which must be distributed to its shareholders in order to maintain the qualification of the Portfolio as a regulated investment company and to avoid federal income tax at the Portfolio's level.

                                 Other Taxation
                                 --------------


The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor the Fund will be liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code (and, in the case of the Trust, provided that each of its other series continues to qualify as a regulated investment company under Subchapter M of the Code). The investment by the Fund in the Portfolio should not cause the Fund to be liable for any income or franchise tax in the State of New York.

The Portfolio is organized as a separate series of a New York trust and, under current law, the Portfolio will not be liable for any income or franchise tax in the State of New York or the Commonwealth of

Massachusetts, provided that the Portfolio continues to qualify as a regulated investment company under Subchapter M of the Code.


The foregoing is only a summary of certain material federal income tax consequences affecting the Fund and the Portfolio. Prospective shareholders are advised to consult their Plan documents and their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

                             PROXY VOTING GUIDELINES


The Fund has delegated proxy voting responsibilities to its investment advisor, subject to the Board's general oversight. The Fund has delegated proxy voting to the Advisor with the direction that proxies should be voted consistent with the Fund's best economic interests. The Advisor has adopted its own Proxy Voting Policies and Procedures ("Policies") and Proxy Voting Guidelines ("Guidelines") for this purpose. The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund and the interests of the Advisor and its affiliates, including the Fund's principal underwriter. The Guidelines set forth the Advisor's general position on various proposals, such as:

o Shareholder Rights -- The Advisor generally votes against proposals that restrict shareholder rights.

o Corporate Governance -- The Advisor generally votes for confidential and cumulative voting and against supermajority voting requirements for charter and bylaw amendments.

o Anti-Takeover Matters -- The Advisor generally votes for proposals that require shareholder ratification of poison pills or that request boards to redeem poison pills, and votes against the adoption of poison pills if they are submitted for shareholder ratification. The Advisor generally votes for fair price proposals.

o Compensation Matters -- The Advisor generally votes for executive cash compensation proposals, unless they are unreasonably excessive. The Advisor generally votes against stock option plans that do not meet the Advisor's criteria.

o Routine Matters -- The Advisor generally votes for the ratification of auditors, procedural matters related to the annual meeting and changes in company name, and against bundled proposals and adjournment.

The general provisions described above do not apply to investment companies. The Advisor generally votes proxies solicited by investment companies in accordance with the recommendations of an independent third party, except for proxies solicited by or with respect to investment companies for which the Advisor or an affiliate serves as investment advisor or principal underwriter ("affiliated investment companies"). The Advisor votes affiliated investment company proxies in the same proportion as the vote of the investment company's other shareholders (sometimes called "mirror" or "echo" voting). Master fund proxies solicited from feeder funds are voted in accordance with applicable requirements of the 1940 Act.

Although the Guidelines set forth the Advisor's general voting positions on various proposals, the Advisor may, consistent with the Fund's best interests, determine under some circumstances to vote contrary to those positions.

The Guidelines on a particular issue may or may not reflect the view of individual members of the Board or of a majority of the Board. In addition, the Guidelines may reflect a voting position that differs from the actual practices of the public companies within the Deutsche Bank organization or of the investment companies for which the Advisor or an affiliate serves as investment advisor or sponsor.

The Advisor may consider the views of a portfolio company's management in deciding how to vote a proxy or in establishing general voting positions for the Guidelines, but management's views are not determinative.

As mentioned above, the Policies describe the way in which the Advisor resolves conflicts of interest. To resolve conflicts, the Advisor, under normal circumstances, votes proxies in accordance with its Guidelines. If the Advisor departs from the Guidelines with respect to a particular proxy or if the Guidelines do not specifically address a certain proxy proposal, a proxy voting committee established by the Advisor will vote the proxy. Before voting any such proxy, however, the Advisor's conflicts review committee will conduct an investigation to determine whether any potential conflicts of interest exist in connection with the particular proxy proposal. If the conflicts review committee determines that the Advisor has a material conflict of interest, or certain individuals on the proxy voting committee should be recused from participating in a particular proxy vote, it will inform the proxy voting committee. If notified that the Advisor has a material conflict, or fewer than three voting members are eligible to participate in the proxy vote, typically the Advisor will engage an independent third party to vote the proxy or follow the proxy voting recommendations of an independent third party.

Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected economic costs from voting outweigh the benefits associated with voting. For example, the Advisor may not vote proxies on certain foreign securities due to local restrictions or customs. The Advisor generally does not vote proxies on securities subject to share blocking restrictions.

                              FINANCIAL STATEMENTS


The financial statements for the Fund and the Portfolio for the fiscal year ended September 30, 2004 are incorporated herein by reference to the Annual Report to shareholders of the Fund dated September 30, 2004. A copy of the Annual Report may be obtained without charge by contacting the Fund.

                                    APPENDIX

Description of Moody's Corporate Bond Ratings

Aaa -- Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds rated Baa are considered as medium-grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such, bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds rated C are the lowest-rated class of bonds and issued so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of S&P's Corporate Bond Ratings

AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A -- Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB -- Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B -- Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC -- Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC -- Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI -- The rating CI is reserved for income bonds on which no interest is being paid.

D -- Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch's Long-Term Debt Ratings:

Investment Grade                                          Speculative Grade

AAA                                                       BB
Highest credit quality. "AAA" ratings denote the lowest   Speculative. "BB" ratings indicate that there is a
expectation of credit risk. They are assigned only in     possibility of credit risk developing, particularly as
case of exceptionally strong capacity for timely payment  the result of adverse economic change over time;  however,
of financial commitments. This capacity is highly         business or financial  alternatives may be available to
unlikely to be adversely affected by foreseeable events.  allow financial commitments to be met. Securities rated in this category are not investment grade.
AA
Very high credit quality.  "AA" ratings denote a very low B
expectation of credit risk. They indicate very strong     Highly speculative.  "B" ratings indicate that
capacity for timely payment of financial commitments.     significant credit risk is present, but a limited margin
This capacity is not significantly vulnerable to          of safety remains. Financial commitments are currently
foreseeable events.                                       being met; however, capacity for continued payment is
                                                          contingent upon a sustained, favorable business and
A                                                         economic environment.


                                       53

High credit quality.  "A" ratings denote a low
expectation of credit risk.  The capacity for timely      CCC, CC, C
payment of financial commitments is considered strong.    High default risk.  Default is a real possibility.
This capacity may, nevertheless, be more vulnerable to    Capacity for meeting financial commitments is solely
changes in circumstances or in economic conditions than   reliant upon sustained, favorable business or economic
is the case for higher ratings.                           developments.  A "CC" rating indicates that default of
                                                          some kind appears probable.  "C" ratings signal imminent
BBB                                                       default.
Good credit quality.  "BBB" ratings indicate that there
is currently a low expectation of credit risk.  The       DDD, DD, D
capacity for timely payment of financial commitments is   Default. The ratings of obligations in this category are
considered adequate, but adverse changes in circumstances based on their prospects for achieving partial or full
and in economic conditions are more likely to impair      recovery in a reorganization or liquidation of the
this capacity. This is the lowest investment-grade        obligor. While expected recovery values are highly
category.                                                 speculative and cannot be estimated with any precision,
                                                          the following serve as general

                                                          guidelines. "DDD" obligations have the highest
                                                          potential for recovery, around 90%-100% of
                                                          outstanding amounts and accrued interest. "DD"
                                                          indicates potential recoveries in the range of
                                                          50%-90% and "D" the lowest recovery potential, i.e.,
                                                          below 50%.

                                                          Entities rated in this category have defaulted on
                                                          some or all of their obligations. Entities rated
                                                          "DDD" have the highest prospect for resumption of
                                                          performance or continued operation with or without a
                                                          formal reorganization process. Entities rated "DD"
                                                          and "D" are generally undergoing a formal
                                                          reorganization or liquidation process; those rated
                                                          "DD" are likely to satisfy a higher portion of their
                                                          outstanding obligations, while entities rated "D"
                                                          have a poor prospect of repaying all obligations.

Notes: "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" category or to categories below "CCC."

"NR" indicates that Fitch Ratings does not publicly rate the issuer or issue in question.

"Withdrawn": A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are "stable" could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend and in these cases, the Rating Outlook may be described as "evolving."

Description of Moody's Short-Term Debt Ratings

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rates Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Description of S&P Short-Term Issuer Credit Ratings

A-1 An obligor rated "A-1" has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is EXTREMELY STRONG.

A-2 An obligor rated "A-2" has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3 An obligor rated "A-3" has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

Description of Fitch's Commercial Paper Ratings

F1                                                        Notes
Highest  credit  quality.  Indicates  the  strongest      "+" or "-" may be appended to an "F1" rating class to
capacity for timely payment of financial commitments;     denote relative status within the category.
may have an   added "+" to denote any exceptionally       "NR" indicates that Fitch Ratings does not publicly
strong credit                                             rate feature. the issuer or issue in question.
                                                          "Withdrawn": A rating is withdrawn when Fitch Ratings
F2                                                        deems the amount of information available to be
Good credit quality.  A satisfactory capacity for timely  inadequate for rating purposes, or when an obligation
payment of financial commitments, but the margin of       matures, is called, or refinanced.
safety is not as great as in the case of the higher
ratings.                                                  Rating Watch: Ratings are placed on Rating Watch to
                                                          notify investors that there is a reasonable probability
F3                                                        of a rating change and the likely direction of such
Fair credit quality.  The capacity for timely payment of  change.  These are designated as "Positive," indicating a
financial commitments is adequate; however, near-term     potential upgrade, "Negative," for a potential downgrade,
adverse changes could result in a reduction to            or "Evolving," if ratings may be raised, lowered or
non-investment grade.                                     maintained.  Rating Watch is typically resolved over a
                                                          relatively short period.

B
Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C


                                       55

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D
Default. Denotes actual or imminent payment default.

Description of Moody's Insurance Financial Strength Ratings

Aaa Insurance companies rated Aaa offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa Insurance companies rated Aa offer excellent financial security. Together with the Aaa group they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A Insurance companies rated A offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Insurance companies rated Baa offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba Insurance companies rated Ba offer questionable financial security. Often the ability of these companies to meet policyholder obligations maybe very moderate and thereby not well safeguarded in the future.

B Insurance companies rated B offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

Caa Insurance companies rated Caa offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca Insurance companies rated Ca offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C Insurance companies rated C are the lowest rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

Numeric modifiers: Numeric modifiers are used to refer to the ranking within the group -- one being the highest and three being the lowest. However, the financial strength of companies within a generic rating symbol (Aa, for example) is broadly the same.

Description of S&P Claims Paying Ability Rating Definitions

Secure Range:  AAA to BBB

"AAA" Superior financial security on an absolute and relative basis. Capacity to meet policyholder obligations is overwhelming under a variety of economic and underwriting conditions.

"AA" Excellent financial security. Capacity to meet policyholder obligations is strong under a variety of economic and underwriting conditions.

"A" Good financial security, but capacity to meet policyholder obligations is somewhat susceptible to adverse economic and underwriting conditions.

"BBB" Adequate financial security, but capacity to meet policyholder obligations is susceptible to adverse economic and underwriting conditions.

Vulnerable Range:  BB to CCC

"BB" Financial security may be adequate, but capacity to meet policyholder obligations, particularly with respect to long-term or "long-tail" policies, is vulnerable to adverse economic and underwriting conditions.

"B"  Vulnerable   financial  security.   Currently  able  to  meet  policyholder
obligations, but capacity to meet policyholder obligations is particularly vulnerable to adverse economic and underwriting conditions.

"CCC" Extremely vulnerable financial security. Continued capacity to meet policyholder obligations is highly questionable unless favorable economic and underwriting conditions prevail.

"R" Regulatory action. As of the date indicated, the insurer is under supervision of insurance regulators following rehabilitation, receivership, liquidation, or any other action that reflects regulatory concern about the insurer's financial condition. Information on this status is provided by the National Association of Insurance Commissioners and other regulatory bodies.
Although believed to be accurate, this information is not guaranteed. The "R" rating does not apply to insurers subject only to non-financial actions such as market conduct violations.

Plus (+) or minus (-) Ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch's Claims Paying Ability Ratings:

AAA                                                       B
Exceptionally strong. Insurers assigned this highest      Weak. Insurers are viewed as weak with a poor capacity to
rating are viewed as possessing exceptionally strong      meet policyholder and contract obligations. Risk factors
capacity to meet policyholder and contract obligations.   are very high, and the impact of any adverse business and
For such companies, risk factors are minimal and the      economic factors is expected to be very significant.
impact of any adverse business and economic factors is
expected to be extremely small.                           CCC, CC, C
                                                          Very weak.  Insurers rated in any of these three
AA                                                        categories are viewed as very weak with a very poor
Very strong.  Insurers are viewed as possessing very      capacity to meet policyholder and contract obligations.
strong capacity to meet policyholder and contract         Risk factors are extremely high, and the impact of any
obligations.  Risk factors are modest, and the impact of  adverse business and economic factors is expected to be any adverse business and economic factors is expected to  insurmountable. A "CC" rating indicates that some form of
be very small.                                            insolvency or liquidity impairment appears probable. A
                                                          "C" rating signals that insolvency or a liquidity
A                                                         impairment appears imminent.
Strong.  Insurers are viewed as possessing strong
capacity to meet policyholder and contract obligations.   DDD, DD, D
Risk  factors  are  moderate,  and the impact of any      Distressed.  These ratings are assigned to insurers that
adverse business and economic factors is expected         have either failed to make payments on their obligations
to be small.                                              in a timely manner, are deemed to be insolvent, or have
                                                          been subjected to some form of regulatory intervention.
BBB                                                       Within the  "DDD"-  "D"  range,  those companies rated "DDD"
Good. Insurers are viewed as  possessing good capacity    have the highest prospects for resumption of business
to meet policyholder and contract obligations. Risk       operations or, if liquidated or wound down, of having a
factors are somewhat high, and the impact of any adverse  vast majority of their obligations to policyholders and
business and economic  factors is expected to be          contract holders ultimately paid off, though on a delayed
material,  yet manageable.                                basis (with recoveries expected in the range of
                                                          90%-100%).  Those rated "DD" show a much lower likelihood
BB                                                        of ultimately paying off material amounts of their
Moderately  weak. Insurers are viewed as moderately       obligations in a liquidation or wind down scenario (in a
weak with an uncertain capacity to meet policyholder and

`

                                       57


contract obligations. Though positive factors are          range of 50%-90%). Those rated "D" are ultimately
present, overall risk factors are high, and the impact of  expected to have very limited liquid assets available to
any adverse business and economic factors is expected to   fund  obligations,  and therefore any ultimate payoffs
be significant.                                            would be quite modest (at under 50%).

Notes:
"+" or "-" may be appended to a rating to indicate the relative position of a credit within the rating category. Such suffixes are not added to ratings in the "AAA" category or to ratings below the "CCC" category. Ratings of "BBB-" and higher are considered to be "secure," and those of 'BB+' and lower are considered to be "vulnerable."

A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are "stable" could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend, and in these cases, the Rating Outlook may be described as "evolving." Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                February 1, 2005

Investment Advisor
DEUTSCHE ASSET MANAGEMENT, INC.
345 Park Avenue
New York, NY 10154

Custodian
STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, MA  02110

Distributor
SCUDDER DISTRIBUTORS, INC.
222 South Riverside Plaza
Chicago, IL  60606-5808

Administrator
INVESTMENT COMPANY CAPITAL CORP.
One South Street
Baltimore, MD 21202

Transfer Agent
SCUDDER INVESTMENTS SERVICE COMPANY
222 South Riverside Plaza
Chicago, IL 60606-5808


Independent Registered Public Accounting Firm

ERNST & YOUNG LLP

200 Clarendon Street

Boston, MA  02116


Counsel
WILLKIE FARR & GALLAGHER LLP
787 Seventh Avenue

New York, NY  10019-6099


No person has been authorized to give any information or to make any representations other than those contained in the Fund's Prospectus, its SAI or the Fund's official sales literature in connection with the offering of the Fund's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectus nor this SAI constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

CUSIP Numbers:
Investment Class:  81111Y 408
Institutional Class:  81111Y 507


COMBPPLUS SAI (02/05)

                            PART C. OTHER INFORMATION

Item 23.          Exhibits.

                  (a)                Declaration of Trust of the Trust ^1;

                              (1)    Ninth Amended and Restated Establishment and Designation of Series ^16;

                              (2)    Tenth Amended and Restated Establishment and Designation of Series ^16;

                              (3)    Eleventh Amended and Restated Establishment and Designation of Series ^16;

                              (4)    Fifteenth Amended and Restated Establishment and Designation of Series ^16;

                              (5)    Certificate of Amendment dated May 16, 2003 ^16;

                  (b)                By-Laws of the Trust ^1;

                  (c)                Instruments Defining Rights of Security Holders ^3;

                  (d)         (1)    Investment  Advisory  Agreement  dated April 25,  2003  between  Asset  Management
                                     Portfolio and Deutsche Asset Management, Inc. ^15;

                              (2)    Investment  Sub-Advisory  Agreement  dated April 25, 2003 between  Deutsche  Asset
                                     Management,  Inc.  and  Northern  Trust  Investments,  Inc.,  on  behalf  of Asset
                                     Management Portfolio ^15;

                  (e)                Distribution  Agreement between Registrant and Scudder  Distributors,  Inc., dated
                                     August 19, 2002 ^13;

                  (f)                Bonus/Profit Sharing Contracts - Not Applicable;

                  (g)                Custodian  Agreement  between  Registrant and State Street Bank and Trust Company, dated April 1, 2003 ^13;

                  (h)         (1)    Administration Agreement ^9;

                              (2)    Exhibit A, dated March 31, 2003 ^12;

                              (3)    Expense  Limitation  Agreement  dated August 1, 2003 among  Scudder  Advisor Funds
                                     III, and Scudder Asset Management Portfolio.  Deutsche Asset Management, Inc., and
                                     Investment Company Capital Corporation ^16;

                              (4)    Fund Accounting  Agreement  between  Investment  Company  Capital  Corporation and
                                     Scudder Fund Accounting Corporation dated June 3, 2002 ^13;

                              (5)    Sub-Administration  and Sub-Fund  Accounting  Agreement between Investment Company
                                     Capital  Corporation,  Scudder Fund  Accounting  Corporation and State Street Bank
                                     and Trust Company dated April 1, 2003 ^17;

                              (6)    Transfer  Agency  Agreement  dated  December  16,  2002  with  Scudder  Investment
                                     Services Company ^12;

                              (7)    Agency  Agreement  between  Scudder  Investments  Service Company and DST Systems,
                                     Inc., dated January 15, 2003 ^13;

                  (i)         (1)    Opinion and Consent of Willkie Farr & Gallagher LLP ^16;

                                       2


                  (j)                Consent of Independent Registered Public Accounting Firm, filed herein;

                  (k)                Omitted Financial Statements - Not Applicable;

                  (l)                Investment representation letters of initial shareholders of the Trust ^5;

                  (m)                Rule 12b-1 Plans ^12;

                  (n)                Rule 18f-3 Plan (Multiple Class Expense Allocation) ^2;

                              (1)    Revised Multiple Class Expense Allocation Plan ^12;

                  (o)                Financial Data Schedules - Not applicable;

                  (p)         (1)    Codes of Ethics for Funds ^6;

                              (2)    Codes of Ethics for the Advisor ^12;

                              (3)    Code of Ethics for Deutsche Asset Management, Inc. dated January 1, 2004 ^16;

                              (4)    Codes of Ethics for the Subadvisor ^15;

                              (5)    Code of Ethics for Deutsche Asset Management,  Inc. -U.S.,  dated January 1, 2005, filed herein;

                  (q)                Powers of Attorney, filed herein;

--------------------------------------------------------------------------------


^1       Incorporated  by  reference  to  Post-Effective   Amendment  No.  5  to
         Registrant's Registration Statement as filed with the Commission on July 31, 1995.

^2       Incorporated  by  reference  to  Post-Effective  Amendment  No.  14  to
         Registrant's Registration Statement as filed with the Commission on February 25, 1997.

^3       Incorporated by reference to Section 6.2 of Registrant's Declaration of
         Trust.

^4       Incorporated  by  reference  to  Post-Effective  Amendment  No.  45  to
         Registrant's Registration Statement as filed with the Commission on February 24, 2003.

^5 Incorporated by reference herein to Pre-Effective Amendment No. 1 to Registrant's Registration Statement as filed with the Commission on June 9, 1992.

^6       Incorporated  by  reference  to  Post-Effective  Amendment  No.  34  to
         Registrant's Registration Statement as filed with the Commission on June 26, 2001.

^7       Incorporated  by  reference  to  Post-Effective  Amendment  No.  36  to
         Registrant's Registration Statement as filed with the Commission on April 30, 2001.

^8       Incorporated  by  reference  to  Post-Effective  Amendment  No.  37  to
         Registrant's Registration Statement as filed with the Commission on July 31, 2001.

^9       Incorporated  by  reference  to  Post-Effective  Amendment  No.  38  to
         Registrant's Registration Statement as filed with the Commission on January 28, 2002.

^10 Incorporated by reference to Post Effective Amendment No. 41 to Registrant's Registration Statement as filed with the Commission on July 30, 2002.

^11      Incorporated  by  reference  to  Post-Effective  Amendment  No.  45  to
         Registrant's Registration Statement as filed with the Commission on February 24, 2003.

^12      Incorporated  by  reference  to  Post-Effective  Amendment  No.  46  to
         Registrant's Registration Statement as filed with the Commission on March 31, 2003.

^13      Incorporated  by  reference  to  Post-Effective  Amendment  No.  47  to
         Registrant's Registration Statement as filed with the Commission on April 30, 2003.

^14 Incorporated by reference to Post-Effective Amendment No. 48 to Registrant's Registration Statement as filed with the Commission on May 1, 2003.

^15      Incorporated  by  reference  to  Post-Effective  Amendment  No.  49  to
         Registrant's Registration Statement as filed with the Commission on July 25, 2003.

^16      Incorporated  by  reference  to  Post-Effective  Amendment  No.  50  to
         Registrant's Registration Statement as filed with the Commission on January 30, 2004.

^17      Incorporated  by  reference  to  Post-Effective  Amendment  No.  51  to
         Registrant's Registration Statement as filed with the Commission on April 29, 2004.


Item 24.          Persons Controlled by or Under Common Control with Registrant.

                  Information pertaining to persons controlled by or under common control with Registrant is incorporated by reference from the Statement of Additional Information contained in Part B of this Registration Statement.

Item 25.          Indemnification.

                  Deutsche Investment Management Americas Inc. ("DeIM"), the investment advisor, has agreed, subject to applicable law and regulation, to indemnify and hold harmless the Registrant against any loss, damage, liability and expense, including, without limitation, the advancement and payment, as incurred, of reasonable fees and expenses of counsel (including counsel to the Registrant and counsel to the Non-interested Trustees) and consultants, whether retained by the Registrant or the Non-interested Trustees, and other customary costs and expenses incurred by the Registrant in connection with any litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Registrant ("Private Litigation and Enforcement Actions"). In the event that this indemnification is unavailable to the Registrant for any reason, then DeIM has agreed to contribute to the amount paid or payable by the Registrant as a result of any loss, damage, liability or expense in such proportion as is appropriate to reflect the relative fault of DeIM and the Registrant with respect to the matters which resulted in such loss, damage, liability or expense, as well as any other relevant equitable considerations; provided, however, if no final determination is made in such action or proceeding as to the relative fault of DeIM and the Registrant, then DeIM shall pay the entire amount of such loss, damage, liability or expense.

                  In recognition of its undertaking to indemnify the Registrant, DeIM has also agreed, subject to applicable law and regulation, to indemnify and hold harmless each of the Non-interested Trustees against any and all loss, damage, liability and expense, including without limitation the advancement and payment as incurred of reasonable fees and expenses of counsel and consultants, and other customary costs and expenses incurred by the Non-interested Trustees, arising from the Private Litigation and Enforcement, including without limitation:

                  1. all reasonable legal and other expenses incurred by the Non-interested Trustees in connection with the Private Litigation and Enforcement Actions, and any actions that may be threatened or commenced in the future by any person (including any governmental authority), arising from or similar to the matters alleged in the Private Litigation and Enforcement Actions, including without limitation expenses related to the defense of, service as a witness in, or monitoring of such proceedings or actions;

                  2. all liabilities and expenses incurred by any Non-interested Trustee in connection with any judgment resulting from, or settlement of, any such proceeding, action or matter;

                  3. any loss or expense incurred by any Non-interested Trustee as a result of the denial of, or dispute about, any insurance claim under, or actual or purported rescission or termination of, any policy of insurance arranged by DeIM (or by a representative of DeIM acting as such, acting as a representative of the Registrant or of the Non-interested Trustees or acting otherwise) for the benefit of the Non-interested Trustee, to the extent that such denial, dispute or rescission is based in whole or in part upon any alleged misrepresentation made in the application for such policy or any other alleged improper conduct on the part of DeIM, any of its corporate affiliates, or any of their directors, officers or employees;

                  4. any loss or expense incurred by any Non-interested Trustee, whether or not such loss or expense is otherwise covered under the terms of a policy of insurance, but for which the Non-interested Trustee is unable to obtain advancement of expenses or indemnification under that policy of insurance, due to the exhaustion of policy limits which is due in whole or in part to DeIM or any affiliate thereof having received advancement of expenses or indemnification under that policy for or with respect to a matter which is the subject of the indemnification agreement; provided, however, the total amount which DeIM will be obligated to pay under this provision for all loss or expense, will not exceed the amount that DeIM and any of its affiliate actually receive under that policy or insurance for or with respect to a matter which is the subject of the indemnification agreement; and

                  5. all liabilities and expenses incurred by any Non-interested Trustee in connection with any proceeding or action to enforce his or her rights under the agreement, unless DeIM prevails on the merits of any such dispute in a final, nonappealable court order.

                  DeIM is not required to pay costs or expenses or provide indemnification to or for any individual Non-interested Trustee (i) with respect to any particular proceeding or action as to which the Board of the Registrant has determined that such Non-interested Trustee ultimately will not be entitled to indemnification with respect thereto, or (ii) for any liability of the Non-interested Trustee to the Registrant or its shareholders to which such Non-interested Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Non-interested Trustee's duties as a Trustee of the Registrant as determined in a final adjudication in such proceeding or action. In addition, to the extent that DeIM has paid costs or expenses under the agreement to any individual Non-interested Trustee with respect to a particular proceeding or action, and there is a final adjudication in such proceeding or action of the Non-interested Trustee's liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Non-interested Trustee's duties as a Trustee of the Registrant, such Non-interested Trustee has undertaken to repay such costs or expenses to DeIM.

Item 26.          Business and Other Connections of Investment Advisor.

                  During the last two fiscal years, no director or officer of Deutsche Asset Management Inc., the investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27.          Principal Underwriters.

                  (a) Scudder Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for certain registered open-end management investment companies and exclusive placement agent for certain master portfolios managed by Deutsche Investment Management Americas Inc. and Deutsche Asset Management Inc.

                  (b) Information on the officers and directors of Scudder Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

         Scudder Distributors, Inc.
         Name and Principal            Positions and Offices with               Positions and
         Business Address              Scudder Distributors, Inc.               Offices with Registrant
         ----------------              --------------------------               -----------------------

         Thomas F. Eggers              Chairman and Director                    None
         345 Park Avenue
         New York, NY 10154

         Michael L. Gallagher          Vice President and Director              None
         222 South Riverside Plaza
         Chicago, IL  60606

         John W. Edwards, Jr.          Chief Financial Officer and Treasurer    None
         60 Wall St.
         New York, NY  10005

         Michael Volo                  Chief Operating Officer and Vice         None
         1325 Avenue of the Americas   President
         New York, NY  10019

         Caroline Pearson              Secretary                                Assistant Secretary
         Two International Place
         Boston, MA  02110-4103

         David Edlin                   Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         Robert Froelich               Vice President                           None
         222 South Riverside Plaza
         Chicago, IL  60606

         M. Patrick Donovan            Vice President                           None
         Two International Place
         Boston, MA  02110-4103

         Thomas Winnick                Vice President                           None
         1325 Avenue of the Americas
         New York, NY  10019

         Gigi Szekely                  Vice President                           None
         1251 Avenue of the Americas
         New York, NY  10020

         Philip J. Collora             Assistant Secretary                      None
         222 South Riverside Plaza
         Chicago, IL  60606

                  (c)      Not applicable

Item 28.          Location of Accounts and Records.

Scudder Advisor Funds III                      Deutsche Asset Management
(Registrant)                                   One South Street
                                               Baltimore, MD  21202

State Street Bank and Trust Company            One Heritage Drive
(Custodian, Sub-Administrator/                 North Quincy, MA 02171
Accounting Agent)

Deutsche Asset Management, Inc.                280 Park Avenue
(Investment Advisor)                           New York, NY 10017

Northern Trust Investments, Inc.               50 South LaSalle Street
(Subadvisor)                                   Chicago, IL 60675

Scudder Investments Service Company:           222 South Riverside Plaza
(Transfer Agent)                               Chicago, IL 60606

Scudder Fund Accounting Corporation            Two International Place
(Fund Accounting Agent)                        Boston, MA 02110-4103

Scudder Distributors, Inc.                     222 South Riverside Plaza
(Distributor)                                  Chicago, IL 60606

Investment Company Capital Corp.               One South Street
(Administrator)                                Baltimore, MD 21202

DST Systems, Inc.                              333 West 11th Street, 5th Floor
(Sub-Transfer Agent)                           Kansas City, MO 64105

Item 29.          Management Services.

                  Not Applicable

Item 30.          Undertakings.

                  Not Applicable

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York, on the 25th day of January 2005.

                                                SCUDDER ADVISOR FUNDS III

                                                By: s/Julian F. Sluyters
                                                    ----------------------------
                                                    Julian F. Sluyters
                                                    Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

 SIGNATURE                                  TITLE                                        DATE
 ---------                                  -----                                        ----


/s/Julian F. Sluyters
-------------------------------------
Julian F. Sluyters                         Chief Executive Officer                      January 25, 2005

/s/Joseph R. Hardiman
-------------------------------------
Joseph R. Hardiman*                        Chairman and Trustee                         January 25, 2005

/s/Paul Schubert
-------------------------------------
Paul Schubert                              Chief Financial Officer                      January 25, 2005

/s/Richard R. Burt
-------------------------------------
Richard R. Burt*                           Trustee                                      January 25, 2005

/s/S. Leland Dill
-------------------------------------
S. Leland Dill*                            Trustee                                      January 25, 2005

/s/Martin J. Gruber
-------------------------------------
Martin J. Gruber*                          Trustee                                      January 25, 2005

/s/Richard J. Herring
-------------------------------------
Richard J. Herring*                        Trustee                                      January 25, 2005

/s/Graham E. Jones
-------------------------------------
Graham E. Jones*                           Trustee                                      January 25, 2005

/s/Rebecca W. Rimel
-------------------------------------
Rebecca W. Rimel*                          Trustee                                      January 25, 2005

/s/Philip Saunders, Jr.
-------------------------------------
Philip Saunders, Jr.*                      Trustee                                      January 25, 2005

/s/William N. Searcy
-------------------------------------
William N. Searcy*                         Trustee                                      January 25, 2005

/s/William N, Shiebler
-------------------------------------
William N. Shiebler*                       Trustee                                      January 25, 2005

*By:     /s/Caroline Pearson
         ----------------------------
         Caroline Pearson**
         Assistant Secretary

** Attorney-in-fact pursuant to the powers of attorney as contained in and incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement, as filed on July 25, 2003 and filed herein.

                            SCUDDER ADVISOR FUNDS III

                                  Exhibit Index

(j)      Consent of Independent Registered Public Accounting Firm

(p)(5) Code of Ethics for Deutsche Asset Management, Inc. -U.S., dated January 1, 2005

(q)      Powers of Attorney



                                       8